    As filed with the Securities and Exchange Commission on February 28, 2003
                                          Registration Nos. 333-53462; 811-10271

--------------------------------------------------------------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-6

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ X ]

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.                3

                                       and

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]

                  Amendment No.     1

                   JEFFERSON NATIONAL LIFE SEPARATE ACCOUNT L
           (formerly, Conseco Variable Insurance - Separate Account L)
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                 (formerly, Conseco Variable Insurance Company)
                               (Name of Depositor)

             435 Hudson Street, 2nd Floor, New York, New York 10014 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (800) 853-1969
               (Depositor's Telephone Number, including Area Code)

Name and Address of Agent for Service:     Copy to:

Craig A. Hawley, Esq.                      Michael Berenson, Esq.
Secretary and General Counsel              Christopher D. Menconi, Esq.
Inviva, Inc.                               Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000    1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                 Washington, D.C. 20004

It is proposed that this filing will become effective:

[ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]   On __________, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a) of Rule 485
[X]   On May 1, 2003, pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -------------------

                      Title of securities being registered:
  Units of interest in a separate account under flexible premium variable life insurance policies.

                 JEFFERSON NATIONAL LIFE VARIABLE UNIVERSAL LIFE
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                   JEFFERSON NATIONAL LIFE SEPARATE ACCOUNT L

                                   MAY 1, 2003


     This prospectus describes our Jefferson National Life Variable Universal Life Insurance Policy. This is a flexible premium variable universal life insurance policy with variable investment portfolios and a fixed account. This policy is a contract between you and Jefferson National Life Insurance Company (us, our, we).

     We use some special and technical words or terms in this prospectus to describe the policy. Some of these special or technical words need to be defined or explained. The "Index of Special Terms" tells you where to look for the best explanation of a special word or term. These words and terms appear in italics throughout this prospectus when their meanings are explained.

     This policy provides for the payment of the death proceeds to the beneficiary upon the death of the insured. The INSURED is the person whose life is insured under the policy and may be the same person as the owner. The death proceeds are usually free of federal income tax for the beneficiary, although estate and other taxes may apply. This policy can be used to create or conserve an estate, for retirement planning, or other insurance needs of individuals and businesses.

     You determine the SPECIFIED AMOUNT at the time the application is taken. It represents the initial amount of life insurance coverage provided by your policy. Your registered representative can help you select a specified amount that matches your budget and financial needs. You may increase or decrease your policy's specified amount any time after the first policy year.

     If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or replace your existing life insurance policy with the policy described in this Prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another policy you own to make premium payments under this Policy.

     Because this is a flexible premium life insurance policy, you can vary the amount and frequency of your premium payments. The policy provides an accumulation value, surrender rights, loan privileges, optional riders and other features traditionally associated with life insurance. Be sure to consult your policy for further explanation of its terms and conditions, as well as any state-specific provisions and variations that might apply.

     The policy has a variety of investment options: a fixed account and several subaccounts that invest in investment portfolios, which are described in this Prospectus. You can put your money in the fixed account and/or one or more subaccounts. Your investment in the investment portfolios through the subaccounts is subject to market gains and losses and is not guaranteed. You could lose your money. Currently, you can have money invested in up to 20 investment options, with a minimum of 5% of the premium invested in each option. Money you direct into the fixed account has a guarantee of principal and earns interest at a rate guaranteed by us. In certain states, your contract may not offer a fixed account option.

     You may transfer money among the subaccounts up to 12 times per year without incurring a transfer fee. Only one transfer from the fixed account may be made within any policy year.

     The duration of the policy and/or amount of the death benefit may also vary based on the premiums you pay, the performance of the investment portfolios, and charges we deduct. Your policy will terminate before the death of the insured if your policy's cash surrender value is not sufficient to pay the monthly deductions. Your policy contains important provisions to help prevent it from lapsing; however, the period of coverage is not guaranteed. You may need to pay additional premium to keep the policy in force. The CASH SURRENDER VALUE of a policy is equal to the accumulation value of the policy less applicable surrender charges less any outstanding loans and loan interest.

     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the policy.

THE POLICY:

-    is not a bank deposit

-    is not federally insured

-    is not endorsed by any bank or government agency


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                            JEFFERSON NATIONAL INSURANCE COMPANY

                                                                  2003 ACCOUNT L

                                                         VARIABLE UNIVERSAL LIFE


TABLE OF CONTENTS

                                                                            PAGE
SUMMARY OF POLICY BENEFITS                                                    XX
SUMMARY OF POLICY RISKS                                                       XX
FEE TABLES                                                                    XX
CHARGES AND EXPENSES                                                          XX
     Premium Expense Charges                                                  XX
     Monthly Deduction                                                        XX
         Administrative Charge                                                XX
         Risk Charge                                                          XX
         Cost of Insurance Charge                                             XX
         Net Amount of Risk                                                   XX
         Definitions applicable to the Net Amount at Risk Formulas            XX
         Rider Charges                                                        XX
     Transfer Fee                                                             XX
     Surrender Charges                                                        XX
         Total Surrenders                                                     XX
         Free Partial Withdrawals                                             XX
     Withdrawal in Excess of the Free Partial Withdrawal Amount               XX
     Income Taxes                                                             XX
     Investment Portfolio Expenses                                            XX
     Reduction of Charges                                                     XX
THE POLICY                                                                    XX
HOW TO BUY A POLICY                                                           XX
     Issue Ages                                                               XX
PURCHASES                                                                     XX
     Premiums                                                                 XX
     Waiver of Planned Periodic Premium Rider                                 XX
WHAT WE WILL DO WITH YOUR MONEY                                               XX
GRACE PERIOD                                                                  XX
NO-LAPSE GUARANTEE                                                            XX
ACCUMULATION VALUE                                                            XX
INVESTMENT PORTFOLIOS                                                         XX
VOTING RIGHTS                                                                 XX
SUBSTITUTION                                                                  XX
THE FIXED ACCOUNT                                                             XX
TRANSFERS                                                                     XX
     Telephone/Internet Transfers                                             XX
EXCESSIVE TRADING LIMITS                                                      XX
DOLLAR COST AVERAGING PROGRAM                                                 XX
ASSET REBALANCING PROGRAM                                                     XX
DEATH BENEFIT                                                                 XX

     Changing Your Death Benefit Option                                       XX
     Changing Your Specified Amount                                           XX
     How Death Proceeds Are Paid                                              XX
     Misstatements In Age Or Sex                                              XX
BENEFICIARY                                                                   XX
ASSIGNMENT                                                                    XX
RIDERS                                                                        XX
TAX CONSIDERATIONS                                                            XX
ACCESS TO YOUR MONEY                                                          XX
     Loans                                                                    XX
     Partial Withdrawals                                                      XX
     Total Surrender                                                          XX
OTHER INFORMATION                                                             XX
     The Company                                                              XX
     The Separate Account                                                     XX
     Suspension Of Payments Or Transfers                                      XX
     Ownership                                                                XX
     Legal Proceedings                                                        XX
     Legal Matters                                                            XX
     Reports to Owners                                                        XX
     Financial Statements                                                     XX
     Inquiries                                                                XX
INDEX OF SPECIAL TERMS                                                        XX
APPENDIX A - Participating Investment Portfolios                              XX

SUMMARY OF POLICY BENEFITS

DEATH BENEFIT. The primary benefit of your policy is life insurance coverage. While the policy is in force, we will pay a death benefit to your beneficiary when the insured dies.

CHOICE OF DEATH BENEFIT OPTIONS. You can choose among three death benefit options:

-    Option A, which is the specified amount;

-    Option B, which is the specified amount plus accumulation value; or

- Option C, which is the specified amount plus total premiums paid minus total withdrawals (not including surrender charges).

COVERAGE FLEXIBILITY. Within certain limits, you can change the death benefit option, increase or decrease the specified amount and change your beneficiaries or the owner of the policy.

CHOICE OF DEATH BENEFIT PAYMENT OPTIONS. Your beneficiary may choose to take death proceeds as a lump sum or select from a variety of payment options which pay the death proceeds over time.

NO LAPSE FEATURE. Your policy will not lapse during the first five policy years even if the cash surrender value is less than the monthly policy deductions provided that total premiums paid less any partial withdrawals, loans and loan interest are greater than the cumulative no-lapse guarantee premium requirement. We establish the no-lapse monthly premium at the time you apply for coverage.

CASH BENEFITS. The policy provides for a variety of ways for you to access your cash:

-    LOANS

     You may take a policy loan for up to 90% of your accumulation value less applicable surrender charges, and less the outstanding loan account and loan interest. Taking a loan may have adverse tax consequences.

-    PARTIAL WITHDRAWAL

     You may take partial surrenders from your policy. The minimum partial surrender amount is $500.

-    FULL SURRENDER

     You can surrender your policy at any time for its cash surrender value (accumulation value less outstanding loans and loan interest less any applicable surrender charge).

PREMIUM FLEXIBILITY. When you apply for a policy, you establish a schedule of planned period premiums. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. You may make unscheduled premium payments, provided such premium payments do not exceed the Internal Revenue Code's limitations for life insurance.

VARIABLE INVESTMENT OPTIONS. You can allocate your net premiums among up to 20 of the subaccounts at any given time, with a minimum of 5% of the premiums invested in each. Each subaccount invests in shares of one mutual fund.

FIXED ACCOUNT. In addition to the variable investment options, you can allocate your net premiums to our fixed account where your assets will grow at a rate of at least 4%.

TRANSFERS. Within limits, you can transfer assets among the subaccounts and the fixed account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing.

TAX BENEFITS. You are generally not taxed on the policy's earnings until you withdraw accumulation value from your policy. This is known as tax deferral. And, your beneficiary generally receives death proceeds tax free.

ASSIGNABILITY. You may assign the policy as collateral for a loan or other obligation.

RIGHT TO RETURN THE POLICY. You have a limited period of time after the policy is issued during which you can cancel the policy and receive a refund.

ADDITIONAL BENEFITS. There are a number of additional benefits that you can add to your policy by way of riders. The riders available with this policy are listed in this Prospectus.

SUMMARY OF POLICY RISKS

INVESTMENT RISK. Your accumulation value is subject to the risk that investment performance will be unfavorable and that your accumulation value will decrease. Because we continue to deduct charges from your accumulation value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the cash surrender value of your policy may fall to zero. In that case, the policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your policy will not lapse during the first five policy years, even if your cash surrender value is too low to cover the monthly deductions, so long as the net total premiums less partial withdrawals, loans and loan interest are at least equal to the cumulative no lapse guarantee premium requirement. On the other hand, if investment experience is sufficiently favorable and you have kept the policy in force for a substantial time, you may be able to draw upon your accumulation value, through partial withdrawals and policy loans.

SUITABILITY. Variable life insurance is designed for long-term financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. Also, if you are considering replacing existing insurance coverage with this policy, you should know that it might not be to your advantage because you may, for example, incur higher fees, extended surrender charge periods or adverse tax consequences.

RISK OF TERMINATION. If partial withdrawals, loans, monthly deductions and/or unfavorable investment experience of your selected subaccounts reduce your cash surrender value to an amount insufficient to pay the monthly deduction when due, there is a risk that the policy will be in default. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your policy will terminate without value, insurance coverage will cease, and there may be adverse tax consequences. After termination, you may reinstate your policy within five years subject to certain conditions.

TAX RISKS. We intend for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code. In general, earnings under the policy will not be taxed until a distribution is made from the policy. In addition, death benefits generally will be excludable from income. In the case of a policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. Existing tax laws that benefit this policy may change at any time. You should consult a qualified tax advisor in all tax matters involving your policy.

LIMITS ON PARTIAL WITHDRAWALS. The policy permits you to take partial withdrawals. The minimum partial withdrawal amount is $500. A surrender charge will apply to a withdrawal unless it qualifies as a free partial withdrawal. Partial withdrawals will reduce your accumulation value and the cash surrender value. They also may affect the specified amount of your policy, which could affect the death proceeds paid. Federal income taxes and a penalty tax may apply to partial withdrawals.

EFFECTS OF POLICY LOANS. A policy loan, whether or not repaid, will affect your accumulation value over time because we subtract the amount of the loan from the investment options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts, the effect could be favorable or unfavorable.

Because we subtract the amount of the loan from the investment options, a policy loan reduces the amount available for transfers among the subaccounts and the fixed account.

A policy loan also reduces the death benefit payable. There is a risk that the policy will lapse if the loan reduces your cash surrender value to an amount insufficient to cover policy charges. This could result in adverse tax consequences.

LIMITS ON TRANSFERS. Currently, we limit the number of transfers you can make among subaccounts, and from subaccounts to the fixed account, to 12 each calendar year without paying a transfer fee. The minimum transfer amount is $100 or the remaining balance of a subaccount. We also impose restrictions relating to the timing, amount and frequency of transfers involving the fixed account. We also reserve the right to impose additional restrictions on transfers.

ADDITIONAL RISKS. The types of investments that an investment portfolio makes will also create risk. A comprehensive discussion of the risks of each investment portfolio may be found in that portfolio's prospectus. You should read the portfolio's prospectus carefully before investing.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

TRANSACTION FEES           The first table describes the fees and expenses that
                           you will pay at the time that you buy the policy, surrender the policy, or transfer accumulation value between investment options.



                                        WHEN CHARGE IS           CURRENT AMOUNT               MAXIMUM AMOUNT
CHARGE                                     DEDUCTED                 DEDUCTED                     DEDUCTED
-----------------------------------------------------------------------------------------------------------------
                                                              -  6% of each               -  6% of each
                                                                 premium paid in the         premium paid in the
                                                                 first ten policy            first ten policy
                                    Each time you make           years                       years
Premium Expense Charge              a premium payment
                                                              -  4% of each               -  4% of each
                                                                 premium paid after          premium paid after
                                                                 the tenth policy            the tenth policy
                                                                 year                        year
-----------------------------------------------------------------------------------------------------------------
                                    -  When you surrender
                                    the policy during (i)
                                    the first 10 policy
                                    years or (ii) the 10
                                    policy years after an
                                    increase in specified
                                    amount(2)
                                    -  When you make a
                                    partial withdrawal at a
Surrender Charge(1)                 time when a charge would
                                    apply upon surrender(3)
                                    -  When you decrease the
                                    specified amount at a
                                    time when a charge would
                                    apply upon surrender
-----------------------------------------------------------------------------------------------------------------
                                                                 Per $1,000 of               Per $1,000 of
                                                                Specified Amount            Specified Amount
                                                            -------------------------   -------------------------
     MINIMUM AND MAXIMUM                                      Minimum       Maximum       Minimum       Maximum
     CHARGE                                                 -------------------------   -------------------------
                                                              $XX.XX        $XX.XX        $XX.XX        $XX.XX
---------------------------------                           -------------------------   -------------------------
     CHARGE FOR A
REPRESENTATIVE POLICY OWNER                                          $XX.XX                      $XX.XX
-----------------------------------------------------------------------------------------------------------------
                                                                                         $25 for each transfer
Transfer Fee                          When you make a                                   after the first 12 in a
                                      transfer                        None                    policy year
-----------------------------------------------------------------------------------------------------------------


(1) Surrender charges vary by specified amount, premiums paid, policy year, issue age, sex, rate class and specified amount band. The surrender charge remains level for the first five policy years, then decreases to zero over the next five. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the surrender charge rates for your particular situation, please call us at
     (800)___________ or your registered representative.

(2) The amount of each increase in specified amount will be subject to its own separate surrender charge schedule.

(3) If you have selected Death Benefit Option A, the surrender charge will apply only to amounts withdrawn in excess of the free partial withdrawal amount.

PERIODIC CHARGES OTHER THAN         The next table describes the fees and
INVESTMENT PORTFOLIO OPERATING      expenses that you will pay periodically
EXPENSES                            during the time that you own the policy, not
                                    including investment portfolio fees and
                                    expenses.



                                        WHEN CHARGE IS           CURRENT AMOUNT               MAXIMUM AMOUNT
CHARGE                                     DEDUCTED                 DEDUCTED                     DEDUCTED
-----------------------------------------------------------------------------------------------------------------
                                    -  On the policy date;
                                    and
Cost of Insurance(1)                -  Monthly thereafter,
                                    on the monthly
                                    anniversary
-----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
     MINIMUM AND MAXIMUM                                        Net Amount at Risk         Net Amount at Risk
     CHARGE                                                   ----------------------    -------------------------
                                                               Minimum      Maximum      Minimum       Maximum
                                                              ----------------------    -------------------------
                                                               $XX.XX       $XX.XX        $0.00         $83.33
-----------------------------------                           ----------------------    -------------------------
     CHARGE FOR A
     REPRESENTATIVE POLICY OWNER                                      $XX.XX                     $XX.XX
-----------------------------------------------------------------------------------------------------------------
                                                              Annual Rates Based on     Annual Rates Based on the
                                                                 the Value of the         Value of the Unloaned
                                                              Unloaned Assets in the    Assets in the Subaccounts
                                    -  On the policy               Subaccounts
                                    date; and                                              Policy Years 1-10:
Risk Charge:                        -  Monthly                 Policy Years 1-10:                 0.75%
     Asset Component                thereafter, on the                0.75%               Policy Years 11-20:
                                    monthly anniversary       Policy Years 11-20:                 0.25%
                                                                      0.25%                 Policy Years 21+:
                                                                Policy Years 21+:                  None
                                                                       None
-----------------------------------------------------------------------------------------------------------------
                                    -  On the policy
                                    date; and
                                    -  Monthly thereafter, on
                                    the monthly anniversary,
Risk Charge:                        for the first 10
     Specified Amount Component(2)  policy years and the
                                    10 policy years
                                    after an increase in
                                    specified amount
-----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
                                                                 Specified Amount           Specified Amount
     MINIMUM AND MAXIMUM                                       --------------------------------------------------
     CHARGE                                                    Minimum      Maximum      Minimum       Maximum
                                                               --------------------------------------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
----------------------------------                             --------------------------------------------------
     CHARGE FOR A
     REPRESENTATIVE POLICY OWNER                                      $XX.XX                     $XX.XX
-----------------------------------------------------------------------------------------------------------------
                                    -  On the policy
                                    date; and
Administrative Charge               -   Monthly thereafter,     Policy Year 1: $25         Policy Year 1: $25
                                    on the monthly              Policy Year 2+: $5         Policy Year 2+: $5
                                    anniversary
-----------------------------------------------------------------------------------------------------------------



(1) The rates vary by specified amount, accumulation value, policy year, gender, age, and rate class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the cost of insurance charge rates for your particular situation, please call us at (800) ___________ or your registered representative.

(2) The rates vary by gender, issue age, specified amount and rate class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the rates for the specified amount component of the risk charge for your particular situation, please call us at (800) ___________ or your registered representative.

PERIODIC CHARGES FOR          The next table describes the charges that you will
OPTIONAL RIDERS               pay periodically for optional riders that are
                              available to the policy.


                                        WHEN CHARGE IS           CURRENT AMOUNT               MAXIMUM AMOUNT
CHARGE                                     DEDUCTED                 DEDUCTED                     DEDUCTED
----------------------------------------------------------------------------------------------------------------
-  No-Lapse Guarantee Rider             Not Applicable                None                       None
   Charge

-  Accelerated Death Benefit            Not Applicable                None                       None
   Rider Charge

-  Life Insurance Protection               Monthly
   Rider Charge
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk

                                                               Maximum      Maximum      Maximum       Maximum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX

                                       At the time you
-  Reduced Protection Rider          exercise your rights
   Charge                              under the rider                $XX.XX                      $250

-  Spouse Rider Charge                     Monthly
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk
   CHARGE                                                      --------------------      ---------------------
                                                               Maximum      Minimum       Maximum      Minimum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX       $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX

                                        WHEN CHARGE IS           CURRENT AMOUNT               MAXIMUM AMOUNT
CHARGE                                     DEDUCTED                 DEDUCTED                     DEDUCTED
----------------------------------------------------------------------------------------------------------------
-  Children's Level Term                   Monthly
   Insurance Rider Charge
----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk
   CHARGE                                                      --------------------      ---------------------
                                                               Maximum      Minimum      Maximum       Minimum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX
----------------------------------------------------------------------------------------------------------------
-  Unemployment Waiver of                Not Applicable                None                       None
   Cost of Insurance Rider Charge
----------------------------------------------------------------------------------------------------------------
-  Waiver of Planned Periodic              Monthly
   Premium Rider Charge
----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk
   CHARGE                                                      --------------------      ---------------------
                                                               Maximum      Minimum      Maximum       Minimum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX
----------------------------------------------------------------------------------------------------------------
-  Accidental Death Rider                  Monthly
   Charge
----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk
   CHARGE                                                      --------------------      ---------------------
                                                               Maximum      Minimum      Maximum       Minimum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX

----------------------------------------------------------------------------------------------------------------
-  Exchange of Insured Rider             Not Applicable                None                       None
   Charge
----------------------------------------------------------------------------------------------------------------
-  Disability Income Rider                 Monthly
   Charge
----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk
   CHARGE                                                      --------------------      ---------------------
                                                               Maximum      Minimum      Maximum       Minimum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX

                                        WHEN CHARGE IS           CURRENT AMOUNT               MAXIMUM AMOUNT
CHARGE                                     DEDUCTED                 DEDUCTED                     DEDUCTED
----------------------------------------------------------------------------------------------------------------
-  Guaranteed Insurability                 Monthly
   Rider Charge
----------------------------------------------------------------------------------------------------------------
                                                                  Per $1,000 of              Per $1,000 of
   MINIMUM AND MAXIMUM                                          Net Amount at Risk         Net Amount at Risk
   CHARGE                                                      --------------------      ---------------------
                                                               Maximum      Minimum      Maximum       Minimum
                                                               --------------------      ---------------------
                                                               $XX.XX       $XX.XX        $XX.XX        $XX.XX
-------------------------------                                --------------------      ---------------------
   CHARGE FOR A
   REPRESENTATIVE POLICY OWNER                                        $XX.XX                     $XX.XX



TOTAL ANNUAL INVESTMENT PORTFOLIO   The next item shows the minimum and maximum
OPERATING EXPENSES                  total operating expenses charged by the
                                    investment portfolios underlying the
                                    subaccounts that you may pay periodically during the time that you own the policy.
                                    More detail concerning each investment
                                    portfolio's fees and expenses is contained in the prospectus for each investment portfolio.



TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES                        MINIMUM       MAXIMUM
-------------------------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED FROM INVESTMENT PORTFOLIO ASSETS,
INCLUDING MANAGEMENT FEES, DISTRIBUTION [AND/OR SERVICE]
(12b-1) FEES, AND OTHER EXPENSES)                                            X.XX%         X.XX%


CHARGES AND EXPENSES

     Charges we deduct from the policy cover expenses associated with selling, issuing and administering the policy. These charges reduce the return on your investment. The policy charges are listed below.

PREMIUM EXPENSE CHARGES

     We deduct a premium expense charge from each premium payment made. The premium expense charge is as follows:

                              POLICY YEARS

                        1-10                11+
-------------------------------------------------
Premium Tax             2.25%               2.25%
Federal Tax             1.25%               1.25%
SALES LOAD              2.50%               0.50%
-------------           -----               -----
Total                   6.00%               4.00%


     Premium expense charges cover our costs of selling and issuing your policy. Such costs include sales commissions, premium taxes and deferred acquisition costs. The premium expense charge is deducted from the initial premium on the policy date. For later premium payments, the premium expense charge is deducted on the date when the premium is credited to the policy. We guarantee that the rates of premium expense charges will never increase.

MONTHLY DEDUCTION

     The MONTHLY DEDUCTION is the sum of the Administrative Charge, Risk Charge, the Cost of Insurance charge, and charges for any riders. The initial deduction accrues beginning on the issue date through the policy date, at which time the deduction is taken. All monthly deductions after the initial deduction are taken as of the monthly anniversaries.

     The monthly deduction charges, other than the Risk Charge, will be deducted pro-rata from the fixed account and the subaccounts, excluding the loan account. This deduction will be made on a last-in, first-out basis (LIFO) from the fixed account.

     We guarantee that all monthly deductions will cease after the insured reaches age 100.

     ADMINISTRATIVE CHARGE

     We deduct an administrative charge each month from the unloaned accumulation value of the policy. The administrative charge is as follows:

     Policy Year 1:     $25/month
     Policy Years 2+:   $ 5/month

     This charge covers administrative costs associated with the policy. We guarantee that this charge will never increase.

     RISK CHARGE

     We deduct a risk charge each month from the unloaned accumulation value of the policy invested in the subaccounts only. The risk charges are as follows:

                   POLICY          POLICY         POLICY
                 YEARS 1-10      YEARS 11-20     YEARS 21+
------------------------------------------------------------------
Asset
Component       1/12 of .75%    1/12 of .25%         0
                  per month      per month

Specified Amount Component:

     The Specified Amount Component is assessed for 10 years on a per $1,000 of specified amount basis and varies by the issue age, sex, specified amount, and rate class of the insured. The maximum amount of this charge for a standard risk class, single life policy is $.17 per $1,000 of specified amount per month. There is a new specified amount component for 10 years following every increase in specified amount.

     COST OF INSURANCE CHARGE

     We deduct a COST OF INSURANCE charge each month based on the Net Amount at Risk under the policy. This charge will depend upon the specified amount, accumulation value, policy year, gender (unless you are in a state requiring unisex rates), age, rate class, and specified amount of the insured.

     The maximum cost of insurance charges for standard rate classes are based on the 1980 Commissioner's Standard Ordinary smoker/nonsmoker mortality table and are expressed as per $1,000 of Net Amount at Risk. The maximum cost of insurance rates for standard rate classes range from .08420 to 83.33333 per $1,000 per year. The current cost of insurance rates will vary by policy year.

     Current charges for a standard risk class are generally lower than the maximum rate. We guarantee that the cost of insurance charge for a standard risk classification will not exceed the maximum charges indicated in the policy. We determine the current monthly cost of insurance rates based on our expectations of future mortality experience. We may, and usually do, charge less than the maximum cost of insurance rates that are listed in your policy. If current cost of insurance rates change, the change will apply to all insureds of the same age, sex, rate class, specified amount band, and policy year. Cost of insurance rates are higher if your policy is in a special rate class.

     NET AMOUNT AT RISK

     The NET AMOUNT AT RISK is the portion of the death benefit of your policy on which you pay cost of insurance charges. It is the amount, as of each monthly anniversary, used to calculate the cost of insurance charge for the month.

     The Net Amount at Risk is affected by factors such as the amount and timing of premium payments, subaccount investment performance, fees and charges assessed, partial withdrawals, policy loans, and changes to the specified amount and death benefit option. The Statement of Additional Information contains more information about how we calculate the Net Amount at Risk.

     RIDER CHARGES

     As part of the monthly deduction, we charge separately for certain riders attached to the policy.

TRANSFER FEE

     You may transfer funds among the subaccounts and/or the fixed account. There is no charge for each of the first 12 transfers per policy year. Thereafter, we may charge up to $25 for each additional transfer, although currently there is no charge for additional transfers. Transfer charges may be waived for certain third-party transfer programs authorized by us. Transfers due to Dollar Cost Averaging and Asset Rebalancing programs do not count against the 12 free transfers per policy year.

SURRENDER CHARGES

     We may assess a SURRENDER CHARGE if you fully surrender your policy, or if you withdraw money in excess of the free partial withdrawal percentage. Any surrender charge will depend upon your specified amount, premiums paid, the policy year of surrender, issue age, sex, rate class, and specified amount band.

     The surrender charge for total surrenders is level for the first 5 policy years. It then declines down to zero at the end of policy year 10. Your policy is issued with a surrender charge schedule that shows the surrender charges by policy year. The surrender charge schedule is a 10-year schedule from the date of issue of the segment of insurance, with the percentage varying by month. The percentages in the surrender charge schedule may vary by issue age, sex, and rate class. A change in the specified amount may change your surrender charge schedule. Surrender charges are charges we make when you take money out of your policy.

     TOTAL SURRENDERS

     A total surrender occurs when there is a full surrender of the policy's cash surrender value.

- The surrender charge compensates us for the costs associated with the sale, underwriting, and issue of the policy.

- The surrender charge is the actual first-year premium paid up to the surrender charge premium, multiplied by the percentage found in the surrender charge schedule in your policy. The surrender charge premium is shown in your policy.

- The surrender charge is based on the specified amount and will never be greater than the maximum surrender charge shown in your policy. The maximum surrender charge varies by the specified amount, issue age, and rate class.

-    We guarantee that the surrender charge rates will not increase.

- There is no surrender charge on the initial specified amount after 10 policy years.

- Each increase of your policy's specified amount will carry its own 10-year schedule of surrender charges.

     FREE PARTIAL WITHDRAWALS

     The policy has a feature which allows you to withdraw a portion of the accumulation value without a surrender charge after the first policy year. This feature is available only for policies where Death Benefit Option A has been selected. Partial withdrawals are permitted in any amount of $500 or more. For policies under Death Benefit Option A, the specified amount is reduced by the amount of the withdrawal.

-    The free amount applies to Death Benefit Option A only.

- The free partial withdrawal amount (free amount) each policy year after the first is 10% of the accumulation value less the free amount applicable to prior withdrawals made in the policy year.

- The remaining surrender charge is not reduced by a free partial withdrawal and the remaining charge is based on the remaining specified amount.

- The free amount does not apply to Options B and C. o You may take the free amount in more than one withdrawal.

- The remaining free amount at any time is 10% of the accumulation value less the amount of free withdrawals taken to date in that policy year.

- You cannot carry over the free amount if you do not use it in any given year.


     WITHDRAWAL IN EXCESS OF THE FREE PARTIAL WITHDRAWAL

- If you withdraw money in excess of the free partial withdrawal percentage, we will assess a surrender charge. This charge is calculated on your initial specified amount, the premiums paid, the year of surrender, issue age, sex, rate class, and specified amount band.

- For Death Benefit Option A, a partial withdrawal of cash surrender value in excess of the free amount will cause a decrease in your specified amount and a surrender charge. The specified amount is decreased by the amount that the partial withdrawal exceeds the free amount. The surrender charge assessed is a pro-rata portion of the surrender charge based on the specified amount decrease. This pro-rata surrender charge is calculated the same way if you specifically request a decrease.

- The surrender charge for any increase in specified amount is based on the surrender charge premium for the insured at the time of the increase. There is no surrender charge taken at the time of the face increase.

- If there was a specified amount increase prior to a decrease, the surrender charge is assessed on a Last In First Out basis. Any surrender charges are deducted from the unloaned accumulation value of the policy. The deduction is made pro-rata from all investment portfolios and the fixed account.

- Withdrawals of a significant portion of your cash surrender value put your policy at greater risk of entering the grace period and lapsing.

INCOME TAXES

     As an insurance company we may incur income taxes related to our policies. Presently, we do not make deductions for income taxes. However, we reserve the right to deduct any income taxes from your policy value.

INVESTMENT PORTFOLIO EXPENSES

     Investment portfolios have associated investment advisory and other expenses. Please refer to the investment portfolio prospectuses for further explanation.

REDUCTION OF CHARGES

     The policy is available for purchase by individuals, corporations and other groups. We may reduce or eliminate certain charges (premium expense charge, surrender charge, monthly deduction, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to us. These charges may be reduced in certain group sponsored arrangements or special exchange programs we make available (including our employees and their families).

                      CHART 1 - CASH FLOW THROUGH A POLICY

     This flow chart explains how cash normally flows through a Jefferson National Life Variable Universal Life Policy.



-------                                --------------
Premium  --------------------------- >    We deduct
Payment                                    Premium
-------                                Expense Charge
                                       --------------
                                              |                               --------------------------
                                              |                                       SUBACCOUNTS
                                       --------------                      /
                                             Net                          /   Each subaccount invests in
                                           Premium                       /     an investment portfolio
                                       --------------                   /     --------------------------
                                             /\                        /                  |
                                            /  \                      /                   |
                                           /    \                    /                    |
                                          /      \                  /                     |
                                         /        \                /                      |
                                        /          \              /                       |
                                       /            \            /                        |
                                      /              \          /                         |
                                     /                \        /                          |
                                    /                  \      /                           |
                                   /                    \    /                            |
                                  /                      \  /                             |
                                 /                        \/                              |
                -----------------------           ---------------------                   |
                     FIXED ACCOUNT                   SEPARATE ACCOUNT                     |
                                                                                 -----------------
                 We hold these funds in            We hold these funds            Each investment
                   our General Account               in our Separate             Portfolio deducts
                                                        Account                      advisory
                -----------------------           ---------------------            fees and other
                           \                             /                           expenses
                            \                           /                        -----------------
                             -------------- -----------
                                           |
                                           |                                  ---------------------------
---------------                       ------------                                  We make monthly
 LOAN ACCOUNT                         ACCUMULATION                                   deductions
                                         VALUE                                for administration charges,
                 < -----------------               ------------------------ >  Cost of Insurance, M & E
 Accumulation                          The Value                                          Risk
  Value that                            of your     \                         ----------------------------
secures Policy                          Policy       \
    Loans                                             \
--------------                        ------------     \
                                                        \
                                                         \
                                                          \
                                                           \
                                                            \
                                                             \
                                                              \
                                                               \
                                                                \
                                                                 \
                                                                  \
                                                                   \
                                                                    \
                                                                     \
                                                                      \
                                                                       \
                                                                        \
                                                                         \
                                                                          \
                                                                           \
                                                                            \
                                                                              -------------------------
                                                                                     We deduct
                                                                                 Surrender Charges, if
                                                                                  applicable, upon a
                                                                                Withdrawal or Surrender
                                                                              -------------------------

THE POLICY


     Our Jefferson National Life Variable Universal Life policy is a contract between you, the OWNER, and us. The policy can be used to create or conserve an estate, plan for retirement, or for other insurance needs of individuals and businesses. Coverage becomes effective under your policy on the later of the policy date or the payment of the initial premium.

     The policy is a variable life insurance policy. The money you put in the investment portfolios, will increase or decrease depending upon the investment experience of those investment portfolios and you bear the investment risk. If the cash surrender value is insufficient to pay the monthly deductions, the policy may terminate.

     The policy provides for the payment of the death proceeds to your selected beneficiary upon the death of the insured. The insured is the person whose life is insured under the policy and usually is the same person as the owner. The death proceeds are usually free of federal income tax for the beneficiary.

     The policy also provides an accumulation value, surrender rights, loan privileges, optional riders and other features traditionally associated with life insurance. Be sure to consult your policy for further understanding of its terms and conditions, as well as any state-specific provisions and variations that might apply.

     The duration or amount of the DEATH BENEFIT may also vary based on the premiums you pay and the investment performance of the underlying investments. Your policy will terminate before the death of the insured if your policy's cash surrender value is not sufficient to pay the monthly deductions. Your policy contains important provisions to help prevent early terminations; however, the period of coverage is not guaranteed.

HOW TO BUY A POLICY

     To buy a policy, you start by sending us a completed, signed application that provides information about the proposed insured. Sometimes we may request that the proposed insured provide us with medical records or a physician's statement. We may require other medical tests to be performed.

ISSUE AGES

     We currently issue policies for an insured between the age of 0 and 85. We use the insured's age as of his or her last birthday to determine issue age.

     We will review the information provided and determine whether the insured meets our standards for issuing a policy. This process is called UNDERWRITING. A policy may be issued in various risk classes. The underwriting process determines the appropriate risk class. The underwriting process could take 60 days or longer from the time the application is signed. If we receive the initial premium with the application, your registered representative will give you a CONDITIONAL RECEIPT. If you receive the conditional receipt, you will be eligible for Conditional coverage. The conditional coverage will be effective from the date of receipt of the premium to the policy date for the policy, subject to the time limit in the conditional receipt. The amount of coverage provided by the conditional receipt is equal to the maximum amount of insurance applied for subject to an amount determined by us that varies by issue age. The conditional insurance is only applicable for the proposed insured and subject to being an acceptable risk for the insurance being applied for. Be sure to review the conditional receipt for important restrictions and provisions.

PURCHASES

PREMIUMS

     PREMIUMS are the cash you give us to buy the policy and keep it in force. The policy is a flexible premium policy that allows you to make premium payments at any time. The initial premium must be at least $50, and all subsequent premiums paid must be at least $25. The minimum premiums that a particular policy may require to remain in force will depend on the policy features, such as the specified amount, the death benefit option you choose and the policy's charges.

     When you apply for coverage you establish a schedule of planned periodic premiums. You decide the planned periodic premium you want for your policy. You should consult your registered representative to select an appropriate planned periodic premium.

     The policy will remain in force so long as the cash surrender value is greater than the monthly deductions. Maintaining a certain level of premium payments required by the no-lapse guarantee, as described below, will also keep the policy in force. If on any monthly anniversary the cash surrender value is less than the monthly deduction and the no-lapse guarantee is not in force, there will be a GRACE PERIOD of 61 days. During the grace period you will have to pay at least the amount of the premium due. The amount of the premium due will be equal to the amount of money required to keep the policy in force during the grace period plus two additional monthly deductions. We will notify you by mail what the amount of this premium will be. If this amount is not paid within the grace period, the policy will lapse without value.

     Additional premiums may be paid at any time prior to the insured attaining age 100. However, we reserve the right to limit the number and amount of additional premiums. No premiums will be accepted which exceed the guideline premium limits under section 7702 of the Internal Revenue Code. Under some circumstances we may require evidence that the insured is still insurable.

     If a premium payment increases the net amount at risk, we may decide whether or not to accept the premium based on our underwriting procedures. If we decide to underwrite, the premium is put into a suspense account until the underwriting has been completed.

     If all or a portion of a premium payment will cause the policy to become a MODIFIED ENDOWMENT CONTRACT (MEC), we will apply the portion of the premium which is under the MEC limit. We will inform you that a portion of your premium will create a MEC. If you are willing to accept a MEC, we will apply the remaining premium to the policy. If you are not willing to accept a MEC, we will refund the remaining premium to you. Please see "Tax Considerations" for additional tax information including a discussion of a MEC and its associated tax consequences.

     Any premium over $2,000,000 will not be accepted without prior company approval.

     All premiums are payable at:
     Jefferson National Life Insurance Co. Service Center
     PO Box 952282
     St. Louis, MO 63195-2282

WAIVER OF PLANNED PERIODIC PREMIUM RIDER

     You can add a Waiver of Planned Periodic Premium Rider at policy issue. This rider is available to insureds aged 15 to 55, although it may not be available for all risk classifications, in conjunction with other riders, or in all states. This rider will only pay your planned periodic premium in the event you become disabled and meet the criteria of the rider. This is how the rider works:

- Benefits will apply if the insured's total disability begins before age 65 and continues for at least 6 months.

- Any scheduled planned periodic premium is waived. An equal premium, up to a maximum of $25,000 per month, will be credited to the policy on each monthly anniversary date. Premiums paid during first 6 months of total disability are refunded to the owner or payer.

- Benefits continue only during the insured's disability for a maximum of two years or to the insured's 65th birthday.

- All monthly deductions will continue to be made while benefits are being paid under this rider.

- If the cash surrender value is not sufficient to cover the monthly deductions, the policy will enter the grace period and if no further premium payments are made, the policy and rider will terminate.

- If the covered insured is no longer disabled, and you do not resume premium payments, your policy may lapse if the cash surrender value becomes insufficient to cover the monthly deductions.

- Review your rider contract for important provisions and restrictions for this coverage.

WHAT WE WILL DO WITH YOUR MONEY

WHEN YOU BUY A NEW POLICY

- We will temporarily put money in our general account within 2 days of receiving it.

- Money will remain in the general account through the underwriting process. We set the POLICY DATE once underwriting is complete and any policy delivery requirements have been met. The policy date is the effective date of the coverage.

ON THE POLICY DATE

- The amount of the initial premium, less the premium expense charge and any monthly deduction that has accrued since the issue date, plus interest, is credited to the policy's accumulation value.

BETWEEN THE POLICY DATE AND THE END OF THE FREE LOOK PERIOD

- How your money is allocated depends on the free look provision in your state.

- If the free look provision permits the refund of your accumulation value as of the policy date, the money is invested on the policy date in the investment portfolios you select.

- If the free look provision requires a refund of your premium, then the money that you allocate to the fixed account is put in the fixed account as of the policy date. The money that you allocate to the investment portfolios is invested in the Rydex U.S. Government Money Market subaccount as of the policy date. At the end of the FREE LOOK PERIOD plus five days (to allow for policy delivery), the money is moved from the Rydex U.S. Government Money Market subaccount to the investment portfolios that you select. The free look provision is the length of time you have to examine the policy and cancel it, if you wish, without surrender charges.

FOR CANCELLATIONS DURING THE FREE LOOK PERIOD

- If the policy is cancelled within 10 days (a longer time period may apply in some states) after receiving it, we will return the amount of money required by your state. Please check your policy for the amount that will be refunded.

- A surrender charge will not be assessed if the policy is cancelled during the free look period.

AFTER THE FREE LOOK PERIOD HAS EXPIRED

- We will allocate any premium you pay as you direct as of the business day we receive it. A business day is any day the New York Stock Exchange is open. A business day ends at the close of business on the New York Stock Exchange, which normally is 4:00 PM Eastern Time.

- The initial premium and each subsequent premium cannot be invested in more than 20 different portfolios, with a minimum of 5% allocated to each choice.


- We will allocate future premium payments in the same way as your first premium payment, unless you direct us otherwise.

- AND REMEMBER, you can always change your future allocations, except that there are limitations to moving your money out of the fixed account, and you may incur transfer fees for transfers between portfolios.

IF WE DECIDE NOT TO INSURE YOU

- We will return your premium without interest, regardless of how long we hold it.

GRACE PERIOD

     Your policy includes a feature known as the Grace Period. Your policy will stay in force as long as your cash surrender value is sufficient to pay the monthly deductions, which are taken out on the monthly anniversary. We will mail you a notice if the cash surrender value is not enough to pay the deductions. This notice will specify the premium required to keep the policy in force. You will have 61 days from the time the notice is mailed to you to send us the required payment. This is called the Grace Period.

     If you do not send in the required payment your policy will lapse without value. You may be able to reinstate the policy within 5 years after the end of the grace period if the insured is still alive. The reinstatement privilege is subject to our underwriting rules.

NO-LAPSE GUARANTEE

     Your policy includes a feature known as the no-lapse guarantee premium requirement. This feature relates to the Grace Period.

     We will establish the appropriate NO-LAPSE MONTHLY PREMIUM at the time you apply for coverage. This premium may change for subsequent months if certain policy changes are made. On each monthly anniversary, during the first five years you own the policy, we will test to make sure that the total premiums paid less any partial withdrawals, loans and loan interest are greater than the cumulative no-lapse guarantee premium requirement. If the test is satisfied, your policy will not lapse during the first five policy years, even if the cash surrender value is less than the monthly policy deductions.

     The purpose of the no-lapse guarantee feature is to protect you from the cash surrender value of the policy during the early years being insufficient to pay the monthly policy deductions. This guarantee terminates on the monthly anniversary when the cumulative premium test first fails.

     If, and only if, the policy lapses and is reinstated during the no-lapse period, the owner may reinstate the no-lapse guarantee if the no-lapse guarantee was in effect three months prior to the date of the lapse and on the date of reinstatement, the owner pays sufficient premiums such that the sum of premiums paid to date, less any partial withdrawals, loans and loan interest, equals or exceeds the no-lapse premium multiplied by the number of policy months between the issue date and the date of the lapse. The effective date of the reinstatement is the next monthly anniversary following our approval of the reinstatement. The accumulation value at the time of reinstatement equals the accumulation value at the time of termination, less past due charges during the grace period, plus the premium paid at the time of reinstatement. The surrender charge will be based on the number of policy years from the original issue date.

     If you make changes to the policy after issue, the no-lapse premium for subsequent months may change. We will send you notice of the new no-lapse premium. We do not reduce the no-lapse premium if Specified Amount Decreases are made.

ACCUMULATION VALUE

     The ACCUMULATION VALUE of your policy is the sum of all investments in the various portfolios, plus the funds in the fixed account, plus the loan account. ACCUMULATION UNITS, which represent shares in an investment portfolio, are an accounting technique to keep track of investment portfolios. The Accumulation Value can increase or decrease depending on the actual performance of the investment portfolios you choose and the crediting rate on our fixed account.

     We determine the value of an accumulation unit any day the New York Stock Exchange is open. This value is determined by multiplying the accumulation unit value for an investment portfolio for the previous period by a factor for the current period. The factor is determined by dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period.

     The value of an accumulation unit generally increases or decreases daily.

     We credit you with investment portfolio accumulation units when you allocate a premium payment to that investment portfolio. We also adjust the accumulation units for transfers and withdrawals. The number of accumulation units credited is determined by dividing the amount of the net premium allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

     We deduct accumulation units from your policy to pay monthly policy charges. We make these deductions pro-rata from the investment portfolios and the fixed account.

INVESTMENT PORTFOLIOS

     Your policy currently offers several INVESTMENT PORTFOLIOS plus our fixed account. The portfolios are listed below. We may not always offer the current portfolios and additional portfolios may be available in the future.

     There is an individual prospectus that describes each portfolio. You should read the prospectuses for these investment portfolios carefully. If you do not have the prospectuses and need a copy, call us at (866) 479-0552. A summary of the investment objectives and strategies for each portfolio is in Appendix A.

     The investment objectives and policies of some investment portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the policies and objectives may be similar, the investment results of the investment portfolios may be higher or lower than the results of other such mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.


INVESTMENT PORTFOLIOS

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

-    Alger American Growth Portfolio
-    Alger American Leveraged AllCap Portfolio
-    Alger American MidCap Growth Portfolio
-    Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

-    VP Income & Growth Fund
-    VP International Fund
-    VP Value Fund


CONSECO SERIES TRUST

MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.


-    Balanced Portfolio
-    Conseco 20 Focus Portfolio
-    Equity Portfolio
-    Fixed Income Portfolio
-    Government Securities Portfolio
-    High Yield Portfolio
-    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION - SUBADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION
-    Dreyfus VIF Disciplined Stock Portfolio
-    Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

-    Federated Capital Income Bond Fund II (Primary Shares)

-    Federated High Income Bond Fund II (Primary Shares)


MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
-    Federated International Equity Fund II
-    Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

-    First American Large Cap Growth Portfolio
-    First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

MANAGED BY INVESCO FUNDS GROUP, INC.

-    INVESCO VIF- Core Equity Fund (formerly Equity Income Fund)
-    INVESCO VIF-Financial Services Fund
-    INVESCO VIF-Health Sciences Fund
-    INVESCO VIF-High Yield Fund
-    INVESCO VIF-Real Estate Opportunity Fund
-    INVESCO VIF-Technology Fund
-    INVESCO VIF-Telecommunications Fund

JANUS ASPEN SERIES

MANAGED BY JANUS CAPITAL MANAGEMENT LLC
-    Global Portfolio (_________ Shares)
-    Growth Portfolio (Service Shares)
-    Growth & Income Portfolio (________ Shares)
-    Mid Cap Portfolio (Institutional Shares)
-    Worldwide Growth Portfolio (Service Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT
-    Lazard Retirement Equity Portfolio
-    Lazard Retirement Small Cap Portfolio

LEVCO SERIES TRUST
MANAGED BY JOHN A. LEVIN & CO., INC.
-    Levco Equity Value Fund (Class A Shares)
-    Van Eck o Levin Mid Cap Value Fund

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO.

-    Growth & Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

-    Limited Maturity Bond Portfolio
-    Midcap Growth Portfolio
-    Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

-    Pioneer Equity Income VCT Portfolio
-    Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS

-    Nova Fund
-    OTC Fund
-    U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

-    Seligman Communications and Information Portfolio (Class 2)
-    Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

-    Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

-    Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
-    Worldwide Bond Fund
-    Worldwide Emerging Markets Fund
-    Worldwide Hard Assets Fund
-    Worldwide Real Estate Fund

VOTING RIGHTS

     We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how you want us to vote your shares. When we receive those instructions, we will vote all of the shares we own and shares for which no timely instructions are received in proportion to those instructions timely received. Should we determine thta we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

     We may, in the interest of policyowners, deem it necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for one of the investment portfolios you have selected with another investment portfolio. We will notify you of our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission and/or satisfy other legal requirements before any substitution is made.

We may also, where permitted by law:

-    Create new separate accounts;

- Combine separate accounts, including combining the Separate Account with another separate account established by the Company;

- Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

- Add new subaccounts to or remove subaccounts from the Separate Account, or combine subaccounts;

-    Make the subaccounts available under other policies we issue;

-    Add new portfolios or remove existing portfolios;

- Substitute new portfolios for any existing portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

-    Deregister the Separate Account under the 1940 Act; and

- Operate the Separate Account under the direction of a committee or in another form.

THE FIXED ACCOUNT

     You can put your money in the FIXED ACCOUNT. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state. The fixed account offers a guaranteed rate of 4% annually. We may credit a higher current rate at our discretion. Such current rates will be guaranteed for a premium or transfer allocation for one year. Different current interest rates may apply to premiums or transfer allocations made on different dates. At certain times we may offer enhancements to certain deposits to the fixed account under terms of a separate enhanced dollar cost averaging service agreement.

TRANSFERS

     After making your original investment choices, you can transfer money among the investment options and the fixed account. Transfer requests must be in writing, or via telephone or the Internet if we have appropriate authorization. Here are the rules for transferring money:

TRANSFERS FROM ANY INVESTMENT PORTFOLIO INTO THE FIXED ACCOUNT OR AMONG THE INVESTMENT PORTFOLIOS

-    Currently there are no limits imposed on the number of transfers.

- You can make up to 12 transfers each policy year without paying a transfer fee.

- You may be required to pay a $25 transfer fee for every transfer after the twelfth. Currently there is no transfer charge for transfers.

- The minimum transfer amount is $100 or the entire remaining balance of an investment portfolio. The $100 minimum does not apply if transfers are made pursuant to a dollar cost averaging program, an asset rebalancing program, or at the end of a free look period.

TRANSFERS FROM THE FIXED ACCOUNT INTO THE INVESTMENT PORTFOLIOS

-    You can make only one such transfer each policy year.

-    Fees for transfer are discussed above.

- The maximum amount you can transfer is the greater of $500 or 25% of the fixed account value.

- There may be additional limits on transfers out of the fixed account imposed by special service agreements on some premiums.

YOUR RIGHT TO MAKE TRANSFERS

- Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. In any such case, restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right considered by us to be to the disadvantage of the owners.

- A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to (1) the requirement of a minimum time period between each transfer, (2) not accepting a transfer request from an agent under a power of attorney on behalf of more than one owner, or (3) limiting the dollar amount that may be transferred among investment portfolios at any one time.

- We reserve the right, at any time, and without written notice to any party, to terminate, suspend or modify the transfer privilege.

TELEPHONE/INTERNET TRANSFERS

     You can make transfers by telephone and in some cases over the Internet. (Check with your registered representative). Telephone and Internet transfers are subject to our administrative approval including a written request to use these rules and procedures. You can also authorize someone else to make transfers for you. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make a telephone transfer. Personalized data will also be required for Internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

     Your policy is not designed for market timing strategies by owners or third parties. However, we may authorize certain third party transfer programs at our discretion.

EXCESSIVE TRADING LIMITS

     We reserve the right to limit transfers in any policy year, or to refuse any transfer request for an owner, or a third party advisor acting under a Limited Power of Attorney, if:

- we believe, in our sole discretion, that excessive trading by the owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other owners; or

- we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

- your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other owners.

DOLLAR COST AVERAGING PROGRAM

     The DOLLAR COST AVERAGING program allows you to systematically transfer a set amount monthly from the Rydex U.S. Government Money Market Portfolio to any of the other investment portfolio(s). By investing this way, you buy more shares when share prices are down and fewer when share prices go up. This strategy can help lower the average price you pay for your shares.

     You must have at least $2,000 in the Money Market Portfolio to start the dollar cost averaging program.

     Planned dollar cost averaging transfers will be made on the same business day of the month. Dollar cost averaging will end when the value in the Money Market Portfolio is zero or you terminate the Dollar Cost Averaging program. You may cancel the Dollar Cost Averaging program at any time. Transfers made pursuant to this program are not taken into account in determining any transfer fee.

     There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets.

     We may offer special dollar cost averaging programs for specific deposits to the fixed account. Any such programs may have restrictions and will be offered by means of a separate service agreement.

     The dollar cost averaging program is not available in conjunction with the asset rebalancing program.

ASSET REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the market performance of each portfolio will cause the percentages of total accumulation values in various investment portfolios to change. You can direct us to automatically rebalance your policy values to return to your desired percentage allocations. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you select. You must use whole percentages for the ASSET REBALANCING program. You can discontinue the asset rebalancing program at any time. You can request changes to your asset rebalancing program at any time in writing or through telephone or Internet access, which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. Asset rebalancing transfers do not occur if the transfers would be less than $50. Asset Rebalancing requires a minimum accumulation balance of $5,000 to start the program.

     The asset rebalancing program is not available in conjunction with the dollar cost averaging program.


DEATH BENEFIT

     The primary purpose of the policy is to provide death benefit protection on the life of the insured. When the insured dies, we will pay the death proceeds to your beneficiaries.

- The death proceeds we will pay is equal to: (the death benefit) plus (proceeds from the riders) minus (policy debt) minus (charges to keep policy from lapsing during grace period - if policy is in grace period) plus (interest of at least 3% on the net proceeds from the date of death until the day we pay the death benefit). Some states may require a higher rate than the 3%.

- The amount of the death benefit depends on: the specified amount, the cumulative premiums paid, withdrawals made, the accumulation value on the date of death, the death benefit option elected, and the death benefit qualification test selected.

-    The death benefit option choices are:

     1.   Option A: the specified amount

     2. Option B: the specified amount plus the accumulation value of the policy

     3. Option C: the specified amount plus the total premiums paid minus total withdrawals (not including surrender charges) from the policy.

     The Death Benefit Option is a choice you make that determines the relationship between your specified amount and the death benefit. Chart 2 graphically demonstrates the following choices.

-    The default Death Benefit Option is Option A.

CHANGING YOUR DEATH BENEFIT OPTION

     After the first policy year you can change your death benefit option. These are the rules:

-    You must submit a written request.

- Your change will be effective as of the next monthly anniversary date after any necessary underwriting has been completed.

- A Death Benefit Option change will affect the monthly cost of insurance charge because the cost of insurance varies with the Net Amount at Risk.

-    You cannot change to or from Option C.

- If you change from Option A to Option B, your new specified amount will equal the specified amount immediately before the change less the accumulation value on the date it is effective. Underwriting approval may be required to make this change. This change will result in a pro-rata surrender charge based upon the decrease in specified amount.

- If you change from Option B to Option A, your new specified amount will equal the specified amount immediately before the change plus the accumulation value on the date is it effective.

- Some death benefit option changes may require us to return a part of your premiums or for you to make a withdrawal to ensure that the policy will still qualify as life insurance. We may refuse changes that violate the Internal Revenue Code definition of a life insurance contract, and we may refuse changes that cause your policy to become a modified endowment contract (MEC) unless you clearly understand and authorize such changes. Please see "Tax Consequences" for additional tax information and a discussion of MEC.

CHART 2 - DEATH BENEFIT OPTIONS

This chart demonstrates the three death benefit options available to you under this policy

OPTION A - Death Benefit =The Specified Amount

                                    [CHART]

OPTION B - Death Benefit = The Specified Amount + The Accumualtion Value of the Policy

                                    [CHART]

OPTION C - The Specified Amount + Total Premiums Paid-Total Withdrawals (n/i Surrender Charges)

                                    [CHART]

*NAR = Net Amount At Risk     **AV = Accumulation Value

     The option that you select will depend on what is more important to you
- building the accumulation value of your policy, or providing for a large death benefit. You should consult your registered representative to help you select the appropriate option for your financial goals.

     The guideline minimum death benefit is the minimum death benefit your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code. The policy has two death benefit tests to determine the guideline minimum death benefit - the cash value accumulation test and the guideline premium test. You must choose a test on your application and you can never change your test.

     If you do not want limits (subject to company minimums and maximums and the policy becoming a MEC) on the amount of premium you can pay into the policy, the CASH VALUE ACCUMULATION TEST is usually the best choice. Under the cash value accumulation test, the minimum death benefit is the accumulation value of your policy times a net single premium factor. The appropriate net single premium factors are listed in your policy.

     The GUIDELINE PREMIUM TEST will usually result in a lower minimum death benefit than the cash value accumulation test. Your choice depends on the premiums you want to pay. The guideline premium test is the default test for your policy. Under the guideline premium test, the guideline minimum death benefit is the accumulation value of your policy times a death benefit percentage. The death benefit percentage varies by the attained age of the insured at the start of the policy year. These percentages start at 250% for a person younger than 40 and decrease to 101% as the age increases. The percentages are listed in the Statement of Additional Information.

     Under all combinations of Death Benefit Options and guideline premium test, your death benefit will be the greater of:

- the specified amount of the policy at the time of death, as shown on the most current policy face page (for Option C, the specified amount plus the sum of the premiums paid minus the sum of the partial withdrawals, which could be less than the specified amount), or

-    the guideline minimum death benefit, or

-    the death benefit under the death benefit option elected.

CHANGING YOUR SPECIFIED AMOUNT

     You may wish to make changes to your specified amount while your policy is in force. Changes in family status and/or your financial situation are common reasons for changing your specified amount. Some changes, like a new child or home, may increase your need for coverage. Other changes, like retirement or restrictive finances may cause you to decrease your coverage. Your registered representative can help you assess how you might want to change your specified amount as your circumstances change.

     You may increase or decrease your policy's specified amount any time after the first policy anniversary. These are the rules:

-    Your request must be in writing.

-    The policy must be in force.

-    You can make only 1 increase and 1 decrease per policy year.

-    Increases may require underwriting approval.

- We can refuse a change less than $25,000. The minimum change requirement may be waived in certain situations, like a group arrangement.

- The change will become effective as of the first monthly anniversary after we receive (or approve, if underwriting is required) your request.

- If the insured is not the owner, the insured must agree to the change as well.

- The death benefit may change with a change in the specified amount. The amount of death benefit change will depend on the death benefit option and the current death benefit in relationship to the specified amount.

- Changes in the specified amount can change the net amount at risk. Changes in the net amount at risk will affect the cost of insurance charge.

- After a change in specified amount, we will send you a new policy face page.

- Some specified amount changes may require us to return a part of your premiums or you to make a withdrawal to ensure that the policy will still qualify as life insurance. We may refuse changes that violate the Internal Revenue Code definition of life insurance, and we may refuse changes that cause your policy to become a MEC unless you clearly understand and authorize such changes. Please see "Tax Considerations" for additional tax information.

- A decrease that follows an increase is assumed to decrease the prior increase(s) before decreasing the initial specified amount.

- After any specified amount change, the specified amount must still meet the minimum specified amount of the policy.

- A decrease in specified amount will result in a portion of the surrender charge being assessed.

HOW DEATH PROCEEDS ARE PAID

     We calculate the death proceeds as follows:

- The death benefit as of the end of the valuation period, defined as the period between the close of the New York Stock Exchange ("NYSE") and the close of the NYSE on the next succeeding date the NYSE is open, when death occurs (plus)

-    Benefits from the riders as of the date of death (minus)

-    Outstanding loans and loan interest as of the date of death.

     We need two things to process a death claim:

-    A death certificate proving the insured died while the policy was in force.

-    Payment instructions.

     If the death of the insured occurs during the grace period, death benefit proceeds will be reduced by the amount of premium that would have been required to keep the policy in effect.

     Death proceeds are usually paid within seven days after we receive all necessary information that the death of the insured has occurred; all account values in the investment portfolios will be transferred from the investment portfolios and fixed account to our general account pending disbursement.

MISSTATEMENTS IN AGE OR SEX

     The amount of the death proceeds may be increased or decreased if it has been discovered at the time of paying the death proceeds that there was an error concerning the age or sex of the insured at the time the application was taken. Please refer to your policy for further details.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the policy is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

     You can ASSIGN the policy at any time during your lifetime. To assign a policy means to temporarily or permanently transfer policy ownership rights to another party. We will not be bound by the assignment until we receive proper written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. If there is an assignment, the owner needs consent from the assignee(s) for all transactions except for payment of premiums and loan repayments. AN ASSIGNMENT MAY BE A TAXABLE EVENT. Please see "Tax Considerations" for additional tax information.

RIDERS

RIDERS YOU CAN ADD TO YOUR POLICY

     RIDERS provide extra benefits or increase the flexibility of your policy. Riders allow you to customize coverage to meet your specific needs. Some of the riders have an additional cost. Not all riders are available in every state and some riders may only be added when you first apply for your policy.

     Sometimes adding riders to your policy provides additional coverage at a lower cost than separate policies. However, this is not always the case. Your registered representative can help you use riders to ensure that the policy meets your specific needs including costs and coverage limits.

     Here is a current list of available riders:

- No Lapse Guarantee Rider: This rider, which you may elect for a 20 or 30 year period, ensures that your policy will remain in force, regardless of accumulation value, if you pay a required level of premiums, net of loans, loan interest, and withdrawals. The rider is effective on the policy date and if its terms are met, it will supersede the five-year, no lapse guarantee built into the policy. The availability of this rider may be subject to limitation.

- Accelerated Death Benefit Rider: This rider gives you access during your lifetime to a percentage of the policy death benefit if you are diagnosed with a terminal illness.

- Life Insurance Protection Rider (LIPR): This rider provides additional coverage for a cost of insurance lower than the base policy rate.

- Reduced Protection Rider: Ensures your policy will remain in force, at a reduced level, under certain circumstances when your cash surrender value gets very low and you have outstanding policy loans.

-    Spouse Rider: Provides term insurance for the spouse of the insured.

- Children's Level Term Insurance Rider: Provides term insurance for the children of the insured.

- Unemployment Waiver of Cost of Insurance Rider: Waives the monthly deduction if the insured is unemployed.

- Waiver of Planned Periodic Premium Rider: Credits the planned periodic premium to the policy if the insured is disabled. The benefit is limited for a certain period of time.

- Accidental Death Rider: Provides additional insurance coverage if the insured dies in certain types of accidents.

- Exchange of Insured Rider: Allows certain corporate owned policies to change the named insured, subject to underwriting requirements. A change of insured is a taxable event.

- Disability Income Rider: Provides a monthly income if the insured becomes disabled. The benefit is limited for a certain period of time.

- Guaranteed Insurability Rider: Allows for specified amount increases at certain times without underwriting.

TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is a risk, however, that the Service will not concur with our interpretations of section 7702. If the Service determines that the policies do not comply with that section, they would not qualify for the favorable tax treatment usually accorded life insurance contracts. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of an owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over Separate Account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the policy.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the investment portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. We believe that the death benefit under the policy generally should be excludable from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the policy only after all gain has been distributed.

     (2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life or life expectancy) of the owner and the owner's beneficiary or designated beneficiary.

     If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

     INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate Premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

     Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

     MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

     ACCELERATED DEATH BENEFIT RIDER. The tax consequences related to a policy under which an Accelerated Death Benefit has been paid have not been clearly addressed by the IRS. You should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

     CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy after the insured attains age 100 have not been clearly addressed by the IRS. You should consult a tax adviser if you intend to keep the policy in force after the insured attains age 100.

     ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if the owner is subject to that tax.

     BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

     OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the policy.

     OUR INCOME TAXES. Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

ACCESS TO YOUR MONEY

     You can take out a loan from us using your policy as collateral. You can take out part of your policy's cash surrender value through withdrawals or all of the cash surrender value by surrendering your policy. Loans, withdrawals, and surrenders may create taxable income. Also, loans or withdrawals may make your policy vulnerable to lapsing. If your policy lapses with an outstanding loan, there could be adverse tax consequences. Consult your tax adviser.

LOANS

     You may borrow against the accumulation value in your policy. Here are the rules:

-    You may take a loan any time after the free look period.

- Loans can be initiated by written request (or by telephone or Internet if we have a telephone/Internet authorization form on file).

-    You can take as many loans as you like.

-    The minimum amount of any loan is $500.

- When you take a policy loan, we transfer the loan amount from the investment portfolios you selected (or pro-rata from all investment portfolios and fixed account, if you make no election) to a LOAN ACCOUNT.

- The amount of a new loan may not exceed 90% of the accumulation value less applicable surrender charges, less the outstanding loan account and loan interest.

- Loans are charged interest at a rate that varies depending on the classification of the loan.

- These rates are listed in the policy and will not be greater than 6.5%. This interest is charged for the past year on the policy anniversary.

- If you do not pay the loan interest on the policy anniversary, we will transfer to the loan account the amount by which the interest due exceeds the interest that has been credited on the loan account.

     An outstanding loan has a permanent effect on your policy. Your registered representative can help you use the policy loan feature. o Amounts in the loan account earn fixed returns.

- The amount of interest you earn on the loan account may be less than you could have earned from the fixed account or in an investment portfolio.

- This could lower your policy's accumulation value, which could reduce the amount of the death benefit.

- Funds in the loan account are not available to pay any policy charges. This could put your policy at risk of lapsing. To keep your policy in force you might have to pay additional premium payments.

- If the insured dies, we will deduct the amount in the loan account plus unpaid interest from the death proceeds before we pay them to your beneficiary.

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

- If you surrender your policy, we will deduct the amount in the loan account plus unpaid interest before paying you. o Loans against this policy may be paid off any time while the policy is in force. Repayments work like this:

-    You may make loan repayments of any amount.

-    You may make loan repayments at any time.

- Any payment, while a loan is outstanding, is considered premium unless you tell us it is a loan repayment.

- When you make a loan repayment, we transfer an amount equal to the repayment applied to the loan account pro-rata to the investment portfolios based on your amount in each portfolio.

- Depending on the allocation of your accumulation value at the time of payment, we may ask you to specify an investment portfolio allocation to apply your payment.

     The loan account of your policy earns interest, reducing the net cost of your loan. The rate credited varies based on the amount and timing of your loans.

- Some loans on the policy are "preferred loans" with a zero spread between the rate charged on the loan balance and the rate credited to the loan account.

- Regular loans have a net spread equal to the rate charged on the loan balance less the rate credited to the loan account.

-    The minimum interest rate credited to the loan account is 4%.

- During the first 10 policy years, the maximum preferred loan amount is the accumulation value less total premiums paid that haven't been withdrawn.

- After the first 10 policy years, the preferred amount is the accumulation value.

- The preferred loan amount is initially determined on the date you first receive a loan and is recalculated on each monthly anniversary after the first loan.

- The interest rate credited on the loan account up to the preferred amount is the same as the loan interest rate charged.

PARTIAL WITHDRAWALS

     You can withdraw part of your policy's cash surrender value any time after the free look period. The withdrawal feature works like this:

- You must send us written notice, or authorize via phone or Internet if you have authorized these methods prior to the instruction.

-    The minimum withdrawal is $500.

- The maximum withdrawal is the cash surrender value. (Refer to surrender charges section).

- The minimum remaining specified amount must be at least the required minimum specified amount shown on your schedule page.

- When you take a withdrawal, we deduct the withdrawal amount from the investment portfolios you select (or pro-rata from all investment portfolios and the fixed account, if you make no election).

- The accumulation value and cash surrender value will be reduced by the amount of each withdrawal as well as by the amount of any surrender charge imposed.

- If the insured dies after the withdrawal request, but before it has been processed, we will deduct the withdrawal from the death proceeds.

     A partial withdrawal may have tax consequences and may affect the amount of premiums you can pay under the policy in the future. A partial withdrawal may affect the specified amount of your policy. This could affect the death proceeds paid under the policy.

- If Death Benefit Option A is in effect, a withdrawal reduces the specified amount by the amount of the withdrawal in excess of the free partial withdrawal, but not including surrender charges.

-    The specified amount is not changed if the death benefit option is B or C.

TOTAL SURRENDER

     You can surrender your policy at any time for its cash surrender value. The policy's cash surrender value is equal to the policy's accumulation value less any applicable surrender charges and any outstanding loans and loan interest. A surrender may have tax consequences. You must submit a written request and send us your policy to initiate a surrender.

OTHER INFORMATION

THE COMPANY

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

THE SEPARATE ACCOUNT

         We established Jefferson National Life Separate Account L, the SEPARATE ACCOUNT, to invest in the investment portfolios. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the policies and not against any other policies we may issue.

     The obligations under the policies are obligations of Jefferson National and we are obligated to pay all amounts promised to owners under the policies.

CHANGES TO THE POLICY

     At any time, we may make such changes in the Policy as are necessary:

- To assure compliance at all times with the definition of life insurance prescribed by the Code;

- To make the policy, our operations, or the operation of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

- To reflect a change in the operation of the Separate Account, if allowed by the policy and applicable regulations.

     Only the President or a senior officer of the Company has the right to change the policy. No financial representative appointed as our agent has the authority to change the policy or waive any of its terms. The President or a senior officer of the Company must sign all endorsements, amendments, or riders to be valid.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers involving an investment portfolio when:

- The New York Stock Exchange is closed (other than customary weekend or holiday closings);

-    Trading on the New York Stock Exchange is restricted;

- An emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

- During any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners. We may defer the portion of any transfer, amount payable, or surrender, or policy loan from the fixed account for not more than six months.


OWNERSHIP

     You, as the owner of the policy, have all the rights under the policy. The owner is as designated at the time the policy is issued, unless changed. You can change the owner at any time. Changing the owner may have tax consequences. A change will automatically revoke any prior owner designation. The change request must be in writing. If you die while the policy is in force and the insured is living, ownership passes to a successor owner (if one had been designated), or if there is no successor owner, to the owner's estate.

LEGAL PROCEEDINGS

     Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Jefferson National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

LEGAL MATTERS

     Morgan, Lewis & Bockius, LLP has advised us concerning applicable federal securities laws concerning the policy.

REPORTS TO OWNERS

     We will at a minimum send to each owner semi-annual and annual reports of the investment portfolios. Within 30 days after each policy anniversary, an annual statement will be sent to each owner. We may elect to send these more often. The statement will show the current amount of death benefit payable under the policy, the current accumulation value, the current cash surrender value, current loans, and all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the policy year.

     Confirmations will be mailed to owners within seven days of the receipt of premium; any transfer between investment portfolios; any loan, interest repayment, or loan repayment; any surrender; exercise of the free look privilege; and payment of the death benefit under the policy.

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

     Upon request you are entitled to a receipt of premium payment.

FINANCIAL STATEMENTS

     Our consolidated financial statements and those of the Separate Account are included in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

     St. Louis, MO 63166
     or call us toll-free at (866) 590-2255.

INQUIRIES

     If you need more information about buying a policy, please contact us at:

     Jefferson National Life Insurance Company
     11815 Pennsylvania St.
     Carmel, Indiana 46032

     If you need policy owner service, please contact us at our service address:

     Jefferson National Life Insurance Co. Service Center
     PO Box 66850
     St. Louis, MO 63166
     or call us toll-free at (866) 590-2255.

INDEX OF SPECIAL TERMS

We have used some special and technical words or terms in this prospectus to describe the policy. Some of these special or technical words need to be defined or explained. This index tells you where to look for the best explanation of a special word or term. These words and terms are in italics on the indicated page.

                                       PAGE

Accumulation Unit                        XX
Accumulation Value                       XX
Asset Rebalancing                        XX
Assign                                   XX
Beneficiary                              XX
Cash Surrender Value                     XX
Cash Value Accumulation Test             XX
Conditional Receipt                      XX
Cost of Insurance                        XX
Death Benefit Option                     XX
Dollar Cost Averaging                    XX
Fixed Account                            XX
Free Look                                XX
Grace Period                             XX
Guideline Premium Test                   XX
Insured                                  XX
Investment Portfolios                    XX
Loan Account                             XX
Modified Endowment Contract              XX
Monthly Deduction                        XX
Net Amount at Risk                       XX
No-Lapse Monthly Premium                 XX
Owner(s)                                 XX
Policy Date                              XX
Premiums                                 XX
Riders                                   XX
Separate Account                         XX
Specified Amount                         XX
Surrender Charge                         XX
Underwriting                             XX

[BACK COVER]

The Statement of Additional Information ("SAI") includes additional information about Jefferson National Life Separate Account L. We filed the SAI with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference in this prospectus and it is legally a part of the prospectus.

For general information or to obtain free copies of:

-    the policy prospectus or the investment portfolio prospectuses;

-    the SAI;

- a personalized illustration of death benefits, cash surrender values and cash values; or

-    any required forms,

        Call:        (866) 590-2255

        Or write:    Jefferson National Life Insurance Company
                     11815 N. Pennsylvania Street
                     Carmel, Indiana 46032

        Or contact your registered representative


Information about Jefferson National Life Separate Account L, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about Jefferson National Life Separate Account L are available on the SEC's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.

Investment Company Act File No. 811-10271

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APPENDIX A - PARTICIPATING INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each investment portfolio available under the policy. There can be no assurance that the investment objectives will be achieved. The investment portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the policy:

ALGER AMERICAN GROWTH PORTFOLIO The Alger

American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the policy:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.


CONSECO SERIES TRUST

Conseco Series Trust is managed by Conseco Capital Management, Inc. (CAM). Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the policy:

BALANCED PORTFOLIO

The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

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The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the portfolio's assets in below investment grade securities (those rated BB+/Bam or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Spoor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the SAP 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the policy:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Spoor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund
II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the policy:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

The Federated High Income Bond Fund It's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

The Federated International Equity Fund II seeks to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

The Federated International Small Company Fund II seeks to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5 billion or less.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the portfolios. The following portfolios are available under the policy:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the fund. The following portfolios are available under the policy:

INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

The INVESCO VIF-Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF-FINANCIAL SERVICES FUND

The INVESCO VIF-Financial Services Fund seeks capital growth. It is aggressively managed. The fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF-HEALTH SCIENCES FUND

The INVESCO VIF-Health Sciences Fund seeks capital growth. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF-HIGH YIELD FUND

The INVESCO VIF-High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF-REAL ESTATE OPPORTUNITY FUND

The INVESCO VIF-Real Estate Opportunity Fund seeks capital growth. The fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF-TECHNOLOGY FUND

The INVESCO VIF-Technology Fund seeks capital growth. The fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF-TELECOMMUNICATIONS FUND

The INVESCO VIF-Telecommunications Fund seeks capital growth. The fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under the policy:

GLOBAL PORTFOLIO (______ SHARES)

[TO BE COMPLETED BY AMENDMENT]

GROWTH PORTFOLIO (SERVICE SHARES)

The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

GROWTH & INCOME PORTFOLIO (______ SHARES)

[TO BE COMPLETED BY AMENDMENT]

MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.


WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES)

The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the policy:


LAZARD RETIREMENT EQUITY PORTFOLIO

The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LEVCO SERIES TRUST

     LEVCO Series Fund, Inc. is a mutual fund with multiple series. John A. Levin &Co., Inc., serves as investment adviser to the funds. The following portfolios are available under the contract:

LEVCO EQUITY VALUE FUND (CLASS A SHARES)

   The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics.

VAN ECK - LEVCO MID CAP VALUE FUND

The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks of "mid-cap" companies and other securities relating to such companies that have equity characteristics.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the policy:

GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the policy:

LIMITED MATURITY BOND PORTFOLIO

The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the policy:

PIONEER EQUITY INCOME VCT PORTFOLIO

The Pioneer-Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.


PIONEER FUND VCT PORTFOLIO

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the policy:

NOVA FUND

The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The fund's current benchmark is the NASDAQ 100 Index(TM). The fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the policy:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)

The Seligman Communications and Information Portfolio seeks capital gain. The portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)

The Seligman Global Technology Portfolio seeks long-term capital appreciation. The portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the policy:

STRONG OPPORTUNITY FUND II

The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the policy:

STRONG MID CAP GROWTH FUND II

The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the policy:

ULTRA SHORT TERM BOND FUND

[TO BE COMPLETED BY AMENDMENT]

WORLDWIDE BOND FUND

The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities".

WORLDWIDE REAL ESTATE FUND

The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

              JEFFERSON NATIONAL LIFE VARIABLE UNIVERSAL LIFE PLUS
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                       AND
                   JEFFERSON NATIONAL LIFE SEPARATE ACCOUNT L

                                   MAY 1, 2003



     This prospectus describes our Jefferson National Life Variable Universal Life Plus Insurance Policy. This is a flexible premium variable universal life insurance policy with variable investment portfolios and a fixed account. This policy is a contract between you and Jefferson National Life Insurance Company (us, our, we). This policy is currently being offered to owners of Conseco Fixed Universal Life policies issued by our predecessor, Conseco Variable Insurance Company, who wish to exchange their policy for a Jefferson National Life Variable Universal Life Plus Insurance Policy.

     We use some special and technical words or terms in this prospectus to describe the policy. Some of these special or technical words need to be defined or explained. The "Index of Special Terms" tells you where to look for the best explanation of a special word or term. These words and terms appear in italics throughout this prospectus when their meanings are explained.

     This policy provides for the payment of the death proceeds to the beneficiary upon the death of the insured. The INSURED is the person whose life is insured under the policy and may be the same person as the owner. The death proceeds are usually free of federal income tax for the beneficiary, although estate and other taxes may apply. This policy can be used to create or conserve an estate, for retirement planning, or other insurance needs of individuals and businesses.

     You determine the SPECIFIED AMOUNT at the time the application is taken. It represents the initial amount of life insurance coverage provided by your policy. Your registered representative can help you select a specified amount that matches your budget and financial needs. You may increase or decrease your policy's specified amount any time after the first policy year.

     If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or replace your existing life insurance policy with the policy described in this Prospectus. And it may not be to your advantage to borrow money to purchase this policy or to take withdrawals from another policy you own to make premium payments under this policy.


     Because this is a flexible premium life insurance policy, you can vary the amount and frequency of your premium payments. The policy provides an accumulation value, surrender rights, loan privileges, optional riders and other features traditionally associated with life insurance. Be sure to consult your policy for further explanation of its terms and conditions, as well as any state-specific provisions and variations that might apply.


     The policy has a variety of investment options: a fixed account and several subaccounts that invest in investment portfolios, which are described in this Prospectus. You can put your money in the fixed account and/or one or more subaccounts. Your investment in the investment portfolios through the subaccounts is subject to market gains and losses and is not guaranteed. You could lose your money. Currently, you can have money invested in up to 20 investment options, with a minimum of 5% of the premium invested in each option. Money you direct into the fixed account has a guarantee of principal and earns interest at a rate guaranteed by us. In certain states, your contract may not offer a fixed account option.

     You may transfer money among the subaccounts up to 12 times per year without incurring a transfer fee. Only one transfer from the fixed account may be made within any policy year.

     The duration of the policy and/or amount of the death benefit may also vary based on the premiums you pay, the performance of the investment portfolios, and charges we deduct. Your policy will terminate before the death of the insured if your policy's cash surrender value is not sufficient to pay the monthly deductions. Your policy contains important provisions to help prevent it from lapsing; however, the period of coverage is not guaranteed. You may need to pay additional premium to keep the policy in force. The CASH SURRENDER VALUE of a policy is equal to the accumulation value of the policy less applicable surrender charges less any outstanding loans and loan interest.





     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the policy.

THE POLICY:

-    is not a bank deposit
-    is not federally insured
-    is not endorsed by any bank or government agency


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                            JEFFERSON NATIONAL INSURANCE COMPANY

                                                                  2003 ACCOUNT L
                                                    VARIABLE UNIVERSAL LIFE PLUS

TABLE OF CONTENTS


                                                                          PAGE
SUMMARY OF POLICY BENEFITS                                                  XX
SUMMARY OF POLICY RISKS                                                     XX
FEE TABLES                                                                  XX
CHARGES AND EXPENSES                                                        XX
     Premium Expense Charges                                                XX
     Monthly Deduction                                                      XX
         Administrative Charge                                              XX
         Risk Charge                                                        XX
         Cost of Insurance Charge                                           XX
         Net Amount of Risk                                                 XX
         Definitions applicable to the Net Amount at Risk Formulas          XX
         Rider Charges                                                      XX
     Transfer Fee                                                           XX
     Surrender Charges                                                      XX
         Total Surrenders                                                   XX
         Free Partial Withdrawals                                           XX
     Withdrawal in Excess of the Free Partial Withdrawal Amount             XX
     Income Taxes                                                           XX
     Investment Portfolio Expenses                                          XX
THE POLICY                                                                  XX
HOW TO BUY A POLICY                                                         XX
     Issue Ages                                                             XX
PURCHASES                                                                   XX
     Premiums                                                               XX
     Waiver of Planned Periodic Premium Rider                               XX
WHAT WE WILL DO WITH YOUR MONEY                                             XX
GRACE PERIOD                                                                XX
NO-LAPSE GUARANTEE                                                          XX
ACCUMULATION VALUE                                                          XX
INVESTMENT PORTFOLIOS                                                       XX
VOTING RIGHTS                                                               XX
SUBSTITUTION                                                                XX
THE FIXED ACCOUNT                                                           XX
TRANSFERS                                                                   XX
     Telephone/Internet Transfers                                           XX
EXCESSIVE TRADING LIMITS                                                    XX
DOLLAR COST AVERAGING PROGRAM                                               XX
ASSET REBALANCING PROGRAM                                                   XX
DEATH BENEFIT                                                               XX
     Changing Your Death Benefit Option                                     XX

     Changing Your Specified Amount                                         XX
     How Death Proceeds Are Paid                                            XX
     Misstatements In Age Or Sex                                            XX
BENEFICIARY                                                                 XX
ASSIGNMENT                                                                  XX
RIDERS                                                                      XX
TAX CONSIDERATIONS                                                          XX
ACCESS TO YOUR MONEY                                                        XX
     Loans                                                                  XX
     Partial Withdrawals                                                    XX
     Total Surrender                                                        XX
OTHER INFORMATION                                                           XX
     The Company                                                            XX
     The Separate Account                                                   XX
     Suspension Of Payments Or Transfers                                    XX
     Ownership                                                              XX
     Legal Proceedings                                                      XX
     Legal Matters                                                          XX
     Reports to Owners                                                      XX
     Financial Statements                                                   XX
     Inquiries                                                              XX
INDEX OF SPECIAL TERMS                                                      XX
APPENDIX A - Participating Investment Portfolios                            XX

SUMMARY OF POLICY BENEFITS

DEATH BENEFIT. The primary benefit of your policy is life insurance coverage. While the policy is in force, we will pay a death benefit to your beneficiary when the insured dies.






CHOICE OF DEATH BENEFIT OPTIONS. You can choose among three death benefit options:

-    Option A, which is the specified amount;
-    Option B, which is the specified amount plus accumulation value; or
- Option C, which is the specified amount plus total premiums paid minus total withdrawals (not including surrender charges).

COVERAGE FLEXIBILITY. Within certain limits, you can change the death benefit option, increase or decrease the specified amount and change your beneficiaries or the owner of the policy.

CHOICE OF DEATH BENEFIT PAYMENT OPTIONS. Your beneficiary may choose to take death proceeds as a lump sum or select from a variety of payment options which pay the death proceeds over time.

NO LAPSE FEATURE. Your policy will not lapse during the first five policy years even if the cash surrender value is less than the monthly policy deductions provided that total premiums paid less any partial withdrawals, loans and loan interest are greater than the cumulative no-lapse guarantee premium requirement. We establish the no-lapse monthly premium at the time you apply for coverage.

CASH BENEFITS. The policy provides for a variety of ways for you to access your cash:

-    LOANS

     You may take a policy loan for up to 90% of your accumulation value less applicable surrender charges, and less the outstanding loan account and loan interest. Taking a loan may have adverse tax consequences.

-    PARTIAL WITHDRAWAL
     You may take partial surrenders from your policy. The minimum partial surrender amount is $500.

-    FULL SURRENDER

     You can surrender your policy at any time for its cash surrender value (accumulation value less outstanding loans and loan interest less any applicable surrender charge).

PREMIUM FLEXIBILITY. When you apply for a policy, you establish a schedule of planned period premiums. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. You may make unscheduled premium payments, provided such premium payments do not exceed the Internal Revenue Code's limitations for life insurance.

VARIABLE INVESTMENT OPTIONS. You can allocate your net premiums among up to 20 of the subaccounts at any given time, with a minimum of 5% of the premiums invested in each. Each subaccount invests in shares of one mutual fund.

FIXED ACCOUNT. In addition to the variable investment options, you can allocate your net premiums to our fixed account where your assets will grow at a rate of at least 4%.






TRANSFERS. Within limits, you can transfer assets among the subaccounts and the fixed account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing.






TAX BENEFITS. You are generally not taxed on the policy's earnings until you withdraw accumulation value from your policy. This is known as tax deferral. And, your beneficiary generally receives death proceeds tax free.

ASSIGNABILITY. You may assign the policy as collateral for a loan or other obligation.

RIGHT TO RETURN THE POLICY. You have a limited period of time after the policy is issued during which you can cancel the policy and receive a refund.

ADDITIONAL BENEFITS. There are a number of additional benefits that you can add to your policy by way of riders. The riders available with this policy are listed in this Prospectus.

SUMMARY OF POLICY RISKS

INVESTMENT RISK. Your accumulation value is subject to the risk that investment performance will be unfavorable and that your accumulation value will decrease. Because we continue to deduct charges from your accumulation value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the cash surrender value of your policy may fall to zero. In that case, the policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your policy will not lapse during the first five policy years, even if your cash surrender value is too low to cover the monthly deductions, so long as the net total premiums less partial withdrawals, loans and loan interest are at least equal to the cumulative no lapse guarantee premium requirement. On the other hand, if investment experience is sufficiently favorable and you have kept the policy in force for a substantial time, you may be able to draw upon your accumulation value, through partial withdrawals and policy loans.

SUITABILITY. Variable life insurance is designed for long-term financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. Also, if you are considering replacing existing insurance coverage with this policy, you should know that it might not be to your advantage because you may, for example, incur higher fees, extended surrender charge periods or adverse tax consequences.

RISK OF TERMINATION. If partial withdrawals, loans, monthly deductions and/or unfavorable investment experience of your selected subaccounts reduce your cash surrender value to an amount insufficient to pay the monthly deduction when due, there is a risk that the policy will be in default. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your policy will terminate without value, insurance coverage will cease, and there may be adverse tax consequences. After termination, you may reinstate your policy within five years subject to certain conditions.

TAX RISKS. We intend for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code. In general, earnings under the policy will not be taxed until a distribution is made from the policy. In addition, death benefits generally will be excludable from income. In the case of a policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. Existing tax laws that benefit this policy may change at any time. You should consult a qualified tax advisor in all tax matters involving your policy.

LIMITS ON PARTIAL WITHDRAWALS. The policy permits you to take partial withdrawals. The minimum partial withdrawal amount is $500. A surrender charge will apply to a withdrawal unless it qualifies as a free partial withdrawal. Partial withdrawals will reduce your accumulation value and the cash surrender value. They also may affect the specified amount of your policy, which could affect the death proceeds paid. Federal income taxes and a penalty tax may apply to partial withdrawals.

EFFECTS OF POLICY LOANS. A policy loan, whether or not repaid, will affect your accumulation value over time because we subtract the amount of the loan from the investment options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts, the effect could be favorable or unfavorable.

Because we subtract the amount of the loan from the investment options, a policy loan reduces the amount available for transfers among the subaccounts and the fixed account.

A policy loan also reduces the death benefit payable. There is a risk that the policy will lapse if the loan reduces your cash surrender value to an amount insufficient to cover policy charges. This could result in adverse tax consequences.

LIMITS ON TRANSFERS. Currently, we limit the number of transfers you can make among subaccounts, and from subaccounts to the fixed account, to 12 each calendar year without paying a transfer fee. The minimum transfer amount is $100 or the remaining balance of a subaccount. We also impose restrictions relating to the timing, amount and frequency of transfers involving the fixed account. We also reserve the right to impose additional restrictions on transfers.

ADDITIONAL RISKS. The types of investments that an investment portfolio makes will also create risk. A comprehensive discussion of the risks of each investment portfolio underlying each subaccount may be found in that portfolio's prospectus. You should read the portfolio's prospectus carefully before investing.






FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

TRANSACTION FEES

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer accumulation value between investment options.



CHARGE                                  WHEN CHARGE IS                  CURRENT AMOUNT                  MAXIMUM AMOUNT
                                           DEDUCTED                        DEDUCTED                        DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
                                                                 - 0% in the first policy year  - 0% in the first policy year
Premium Expense Charge            Each time you make a           - 6% of each premium paid      - 6% of each premium paid
                                  premium payment                  during policy years 2-10       during policy years 2-10
                                                                 - 4% of each premium paid      - 4% of each premium paid after
                                                                   after the tenth policy year    the tenth policy year

                                - When you surrender the
                                  policy during (i) the
                                  first 10 policy years or
                                  (ii) the 10 policy years
                                  after an increase in
                                  specified amount(2)/
Surrender Charge(1)/            - When you make a partial
                                  withdrawal at a time when
                                  a charge would apply upon
                                  surrender(3)/
                                - When you decrease the
                                  specified amount at a time
                                  when a charge would apply
                                  upon surrender

                                                                          PER $1,000 OF                    PER $1,000 OF
                                                                        SPECIFIED AMOUNT                 SPECIFIED AMOUNT
                                                                      --------------------         --------------------------
  MINIMUM AND MAXIMUM                                                 MINIMUM      MAXIMUM         MINIMUM            MAXIMUM
  CHARGE                                                              --------------------         --------------------------
                                                                      $ XX.XX      $ XX.XX         $ XX.XX            $ XX.XX
                                                                      --------------------         --------------------------

  CHARGE FOR A
  REPRESENTATIVE POLICY OWNER                                               $ XX.XX                          $ XX.XX

Transfer Fee                      When you make a transfer                    None                $25 for each transfer after
                                                                                                  the first 12 in a policy year



(1)/ Surrender charges vary by specified amount, premiums paid, policy year, issue age, sex, rate class and specified - amount band. The surrender charge remains level for the first five policy years, then decreases to zero over the next five. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the surrender charge rates for your particular situation, please call us at
     (800) ___________ or your registered representative.

(2)/ The amount of each increase in specified amount will be subject to its own separate surrender charge schedule.
(3)/ If you have selected Death Benefit Option A, the surrender charge will apply only to amounts withdrawn in excess of the free partial withdrawal amount.

 PERIODIC CHARGES OTHER THAN INVESTMENT PORTFOLIO OPERATING EXPENSES

 The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including investment portfolio fees and expenses.



                                         WHEN CHARGE IS                 CURRENT AMOUNT                MAXIMUM AMOUNT
CHARGE                                      DEDUCTED                       DEDUCTED                      DEDUCTED
----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(1)/           - On the policy date; and
                                - Monthly thereafter, on the
                                  monthly anniversary

                                                                          PER $1,000 OF               PER $1,000 OF
                                                                       NET AMOUNT AT RISK           NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
  MINIMUM AND MAXIMUM                                                MINIMUM       MAXIMUM        MINIMUM         MAXIMUM
  CHARGE                                                         -----------------------------  ----------------------------
                                                                     $ XX.XX       $ XX.XX        $ 0.00          $ 83.33
                                                                 -----------------------------  ----------------------------

  CHARGE FOR A
  REPRESENTATIVE POLICY OWNER                                                $ XX.XX                       $ XX.XX

                                                                      Annual Rates Based on      Annual Rates Based on the
                                                                         the Value of the          Value of the Unloaned
                                                                      Unloaned Assets in the     Assets in the Subaccounts
                                                                           Subaccounts

                                - On the policy date; and
Risk Charge:                    - Monthly thereafter, on the            Policy Years 1-10:           Policy Years 1-10:
  Asset Component                 monthly anniversary                         0.75%                        0.75%
                                                                       Policy Years 11-20:          Policy Years 11-20:
                                                                              0.25%                        0.25%
                                                                        Policy Years 21+:            Policy Years 21+:
                                                                              None                         None

                                - On the policy date; and
                                - Monthly thereafter, on the
Risk Charge:                      monthly anniversary,
  Specified Amount                for the first 10 policy years
  Component(2)/                   and the 10 policy years after
                                  an increase in specified
                                  amount

                                                                          PER $1,000 OF                PER $1,000 OF
  MINIMUM AND MAXIMUM CHARGE                                             SPECIFIED AMOUNT             SPECIFIED AMOUNT
                                                                 -----------------------------  ----------------------------
                                                                     MINIMUM       MAXIMUM        MINIMUM        MAXIMUM
                                                                 -----------------------------  ----------------------------
                                                                     $ XX.XX       $ XX.XX        $ XX.XX        $ XX.XX
                                                                 -----------------------------  ----------------------------
  CHARGE FOR A
  REPRESENTATIVE POLICY OWNER                                                $ XX.XX                       $ XX.XX

                                - On the policy date; and                      $ 5                            $ 5
Administrative Charge           - Monthly thereafter, on the
                                  monthly anniversary



(1)/ The rates vary by specified amount, accumulation value, policy year, gender, age, and rate class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the cost of insurance charge rates for your particular situation, please call us at (800) ___________ or your registered representative.






(2)/ The rates vary by gender, issue age, specified amount and rate class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the rates for the specified amount component of the risk charge for your particular situation, please call us at (800) ___________ or your registered representative.

 PERIODIC CHARGES FOR OPTIONAL RIDERS

 The next table describes the charges that you will pay periodically for optional riders that are available to the policy.



CHARGE                                   WHEN CHARGE IS                 CURRENT AMOUNT                MAXIMUM AMOUNT
                                            DEDUCTED                       DEDUCTED                      DEDUCTED
----------------------------------------------------------------------------------------------------------------------------
-   No-Lapse Guarantee Rider            Not Applicable                       None                          None
    Charge

-   Accelerated Death Benefit           Not Applicable                       None                          None
    Rider Charge

-   Life Insurance Protection              Monthly
    Rider Charge

                                                                        PER $1,000 OF                  PER $1,000 OF
    MINIMUM AND MAXIMUM CHARGE                                        NET AMOUNT AT RISK             NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM         MAXIMUM        MAXIMUM       MAXIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX         $ XX.XX        $ XX.XX       $ XX.XX
                                                                 -----------------------------  ----------------------------

    CHARGE FOR A
    REPRESENTATIVE POLICY OWNER                                             $ XX.XX                        $ XX.XX

-   Reduced Protection Rider            At the time you
    Charge                            exercise your rights                  $ XX.XX                        $   250
                                        under the rider

-   Spouse Rider Charge                     Monthly

                                                                        PER $1,000 OF                  PER $1,000 OF
    MINIMUM AND MAXIMUM CHARGE                                        NET AMOUNT AT RISK             NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM        MINIMUM         MAXIMUM       MINIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX        $ XX.XX         $ XX.XX       $ XX.XX
                                                                 -----------------------------  ----------------------------

    CHARGE FOR A
    REPRESENTATIVE POLICY OWNER                                             $ XX.XX                        $ XX.XX

-    Children's Level Term                  Monthly
     Insurance Rider Charge

                                                                         PER $1,000 OF                  PER $1,000 OF
     MINIMUM AND MAXIMUM CHARGE                                       NET AMOUNT AT RISK             NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM        MINIMUM         MAXIMUM        MINIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX        $ XX.XX         $ XX.XX        $ XX.XX

     CHARGE FOR A                                                           $  XX.XX                        $ XX.XX
     REPRESENTATIVE POLICY OWNER

-    Unemployment Waiver of Cost         Not Applicable                       None                           None
     of Insurance Rider Charge
-    Waiver of Planned Periodic             Monthly
     Premium Rider Charge

                                                                         PER $1,000 OF                   PER $1,000 OF
     MINIMUM AND MAXIMUM CHARGE                                       NET AMOUNT AT RISK              NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM        MINIMUM         MAXIMUM        MINIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX        $ XX.XX         $ XX.XX        $ XX.XX

     CHARGE FOR A
     REPRESENTATIVE POLICY OWNER                                           $  XX.XX                        $ XX.XX

-    Accidental Death Rider Charge          Monthly

                                                                         PER $1,000 OF                  PER $1,000 OF
     MINIMUM AND MAXIMUM CHARGE                                       NET AMOUNT AT RISK             NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM        MINIMUM         MAXIMUM        MINIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX        $ XX.XX         $ XX.XX        $ XX.XX

     CHARGE FOR A                                                          $  XX.XX                        $ XX.XX
     REPRESENTATIVE POLICY OWNER

-    Exchange of Insured Rider           Not Applicable                       None                           None
     Charge

-    Disability Income Rider                Monthly
     Charge

                                                                         PER $1,000 OF                  PER $1,000 OF
     MINIMUM AND MAXIMUM CHARGE                                       NET AMOUNT AT RISK             NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM        MINIMUM         MAXIMUM        MINIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX        $ XX.XX         $ XX.XX        $ XX.XX

     CHARGE FOR A                                                          $  XX.XX                        $ XX.XX
     REPRESENTATIVE POLICY OWNER

-    Guaranteed Insurability                Monthly
     Rider Charge

                                                                         PER $1,000 OF                  PER $1,000 OF
     MINIMUM AND MAXIMUM CHARGE                                       NET AMOUNT AT RISK             NET AMOUNT AT RISK
                                                                 -----------------------------  ----------------------------
                                                                    MAXIMUM        MINIMUM         MAXIMUM        MINIMUM
                                                                 -----------------------------  ----------------------------
                                                                    $ XX.XX        $ XX.XX         $  XX.XX       $ XX.XX

     CHARGE FOR A                                                          $  XX.XX                        $ XX.XX
     REPRESENTATIVE POLICY OWNER

TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the investment portfolios underlying the subaccounts that you may pay periodically during the time that you own the policy. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.



TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES                     MINIMUM                   MAXIMUM
-------------------------------------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED FROM INVESTMENT PORTFOLIO                     X.XX%                     X.XX%
ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION [AND/OR
SERVICE] (12b-1) FEES, AND OTHER EXPENSES)


CHARGES AND EXPENSES


     Charges we deduct from the policy cover expenses associated with selling, issuing and administering the policy. These charges reduce the return on your investment. The policy charges are listed below.


PREMIUM EXPENSE CHARGES

     We deduct a premium expense charge from each premium payment made. The premium expense charge is as follows:


                                POLICY YEARS
                       1            2-10            11+
----------------------------------------------------------
Premium Tax          0.00%          2.25%          2.25%
Federal Tax          0.00%          1.25%          1.25%
Sales Load           0.00%          2.50%          0.50%
Total                0.00%          6.00%          4.00%



     Premium expense charges cover our costs of selling and issuing your policy. Such costs include sales commissions, premium taxes and deferred acquisition costs. The premium expense charge is deducted from the initial premium on the policy date. For later premium payments, the premium expense charge is deducted on the date when the premium is credited to the policy. We guarantee that the rates of premium expense charges will never increase.


MONTHLY DEDUCTION


     The MONTHLY DEDUCTION is the sum of the Administrative Charge, Risk Charge, the Cost of Insurance charge, and charges for any riders. The initial deduction accrues beginning on the issue date through the policy date, at which time the deduction is taken. All monthly deductions after the initial deduction are taken as of the monthly anniversaries.


     The monthly deduction charges, other than the Risk Charge, will be deducted pro-rata from the fixed account and the subaccounts, excluding the loan account. This deduction will be made on a last-in, first-out basis (LIFO) from the fixed account.

     We guarantee that all monthly deductions will cease after the insured reaches age 100.

     ADMINISTRATIVE CHARGE


     We deduct an administrative charge of $5 each month from the unloaned accumulation value of the policy. This charge covers administrative costs associated with the policy. We guarantee that this charge will never increase.


     RISK CHARGE

     We deduct a risk charge each month from the unloaned accumulation value of the policy invested in the subaccounts only. The risk charges are as follows:

                   POLICY          POLICY         POLICY
                 YEARS 1-10      YEARS 11-20     YEARS 21+
-------------------------------------------------------------
Asset
Component       1/12 of .75%    1/12 of .25%         0
                  per month      per month

Specified Amount Component:


     The Specified Amount Component is assessed for 10 years on a per $1,000 of specified amount basis and varies by the issue age, sex, specified amount, and rate class of the insured. The maximum amount of this charge for a standard risk class, single life policy is $.17 per $1,000 of specified amount per month. There is a new specified amount component for 10 years following every increase in specified amount.

     COST OF INSURANCE CHARGE


     We deduct a COST OF INSURANCE charge each month based on the Net Amount at Risk under the policy. This charge will depend upon the specified amount, accumulation value, policy year, gender (unless you are in a state requiring unisex rates), age, rate class, and specified amount of the insured.

     The maximum cost of insurance charges for standard rate classes are based on the 1980 Commissioner's Standard Ordinary smoker/nonsmoker mortality table and are expressed as per $1,000 of Net Amount at Risk. The maximum cost of insurance rates for standard rate classes range from .08420 to 83.33333 per $1,000 per year. The current cost of insurance rates will vary by policy year.


     Current charges for a standard risk class are generally lower than the maximum rate. We guarantee that the cost of insurance charge for a standard risk classification will not exceed the maximum charges indicated in the policy.

     We determine the current monthly cost of insurance rates based on our expectations of future mortality experience. We may, and usually do, charge less than the maximum cost of insurance rates that are listed in your policy. If current cost of insurance rates change, the change will apply to all insureds of the same age, sex, rate class, specified amount band, and policy year. Cost of insurance rates are higher if your policy is in a special rate class.

     NET AMOUNT AT RISK


     The NET AMOUNT AT RISK is the portion of the death benefit of your policy on which you pay cost of insurance charges. It is the amount, as of each monthly anniversary, used to calculate the cost of insurance charge for the month.

     The Net Amount at Risk is affected by factors such as the amount and timing of premium payments, subaccount investment performance, fees and charges assessed, partial withdrawals, policy loans, and changes to the specified amount and death benefit option. The Statement of Additional Information contains more information about how we calculate the Net Amount at Risk.





     RIDER CHARGES


     As part of the monthly deduction, we charge separately for certain riders attached to the policy.


TRANSFER FEE

     You may transfer funds among the subaccounts and/or the fixed account. There is no charge for each of the first 12 transfers per policy year. Thereafter, we may charge up to $25 for each additional transfer, although currently there is no charge for additional transfers. Transfer charges may be waived for certain third-party transfer programs authorized by us. Transfers due to Dollar Cost Averaging and Asset Rebalancing programs do not count against the 12 free transfers per policy year.

SURRENDER CHARGES


     We may assess a SURRENDER CHARGE if you fully surrender your policy, or if you withdraw money in excess of the free partial withdrawal percentage. Any surrender charge will depend upon your specified amount, premiums paid, the policy year of surrender, issue age, sex, rate class, and specified amount band.

     The surrender charge for total surrenders is level for the first 5 policy years. It then declines down to zero at the end of policy year 10. Your policy is issued with a surrender charge schedule that shows the surrender charges by policy year. The surrender charge schedule is a 10-year schedule from the date of issue of the segment of insurance, with the percentage varying by month. The percentages in the surrender charge schedule may vary by issue age, sex, and rate class. A change in the specified amount may change your surrender charge schedule.


     TOTAL SURRENDERS

     A total surrender occurs when there is a full surrender of the policy's cash surrender value.

- The surrender charge compensates us for the costs associated with the sale, underwriting, and issue of the policy.
- The surrender charge is the actual first-year premium paid up to the surrender charge premium, multiplied by the percentage found in the surrender charge schedule in your policy. The surrender charge premium is shown in your policy.
- The surrender charge is based on the specified amount and will never be greater than the maximum surrender charge shown in your policy. The maximum surrender charge varies by the specified amount, issue age, and rate class.
-    We guarantee that the surrender charge rates will not increase.
- There is no surrender charge on the initial specified amount after 10 policy years.
- Each increase of your policy's specified amount will carry its own 10-year schedule of surrender charges.

     FREE PARTIAL WITHDRAWALS


     The policy has a feature which allows you to withdraw a portion of the accumulation value without a surrender charge after the first policy year. This feature is available only for policies where Death Benefit Option A has been selected. Partial withdrawals are permitted in any amount of $500 or more. For policies under Death Benefit Option A, the specified amount is reduced by the amount of the withdrawal.


-    The free amount applies to Death Benefit Option A only.
- The free partial withdrawal amount (free amount) each policy year after the first is 10% of the accumulation value less the free amount applicable to prior withdrawals made in the policy year.

- The remaining surrender charge is not reduced by a free partial withdrawal and the remaining charge is based on the remaining specified amount.

-    The free amount does not apply to Options B and C.
-    You may take the free amount in more than one withdrawal.
- The remaining free amount at any time is 10% of the accumulation value less the amount of free withdrawals taken to date in that policy year.
- You cannot carry over the free amount if you do not use it in any given year.

WITHDRAWAL IN EXCESS OF THE FREE PARTIAL WITHDRAWAL

- If you withdraw money in excess of the free partial withdrawal percentage, we will assess a surrender charge. This charge is calculated on your initial specified amount, the premiums paid, the year of surrender, issue age, sex, rate class, and specified amount band.
- For Death Benefit Option A, a partial withdrawal of cash surrender value in excess of the free amount will cause a decrease in your specified amount and a surrender charge. The specified amount is decreased by the amount that the partial withdrawal exceeds the free amount. The surrender charge assessed is a pro-rata portion of the surrender charge based on the specified amount decrease. This pro-rata surrender charge is calculated the same way if you specifically request a decrease.
- The surrender charge for any increase in specified amount is based on the surrender charge premium for the insured at the time of the increase. There is no surrender charge taken at the time of the face increase.
- If there was a specified amount increase prior to a decrease, the surrender charge is assessed on a Last In First Out basis. Any surrender charges are deducted from the unloaned accumulation value of the policy. The deduction is made pro-rata from all investment portfolios and the fixed account.

- Withdrawals of a significant portion of your cash surrender value put your policy at greater risk of entering the grace period and lapsing.


INCOME TAXES

     As an insurance company we may incur income taxes related to our policies. Presently, we do not make deductions for income taxes. However, we reserve the right to deduct any income taxes from your policy value.

INVESTMENT PORTFOLIO EXPENSES


     Investment portfolios have associated investment advisory and other expenses. Please refer to the investment portfolio prospectuses for further explanation.

[CHART]


                      CHART 1 - CASH FLOW THROUGH A POLICY

This flow chart explains how cash normally flows through a Jefferson National Life Variable Universal Life Plus Policy.


-------                                --------------
Premium  --------------------------- >    We deduct
Payment                                    Premium
-------                                Expense Charge
                                       --------------
                                              |                               --------------------------
                                              |                                       SUBACCOUNTS
                                       --------------                      /
                                             Net                          /   Each subaccount invests in
                                           Premium                       /     an investment portfolio
                                       --------------                   /     --------------------------
                                             /\                        /                  |
                                            /  \                      /                   |
                                           /    \                    /                    |
                                          /      \                  /                     |
                                         /        \                /                      |
                                        /          \              /                       |
                                       /            \            /                        |
                                      /              \          /                         |
                                     /                \        /                          |
                                    /                  \      /                           |
                                   /                    \    /                            |
                                  /                      \  /                             |
                                 /                        \/                              |
                -----------------------           ---------------------                   |
                     FIXED ACCOUNT                   SEPARATE ACCOUNT                     |
                                                                                 -----------------
                 We hold these funds in            We hold these funds            Each investment
                   our General Account               in our Separate             portfolio deducts
                                                        Account                      advisory
                -----------------------           ---------------------            fees and other
                           \                             /                           expenses
                            \                           /                        -----------------
                              ------------- -----------
                                           |
                                           |                                  ---------------------------
---------------                       ------------                                  We make monthly
 LOAN ACCOUNT                         ACCUMULATION                                   deductions
                                         VALUE                                for administration charges,
                 < -----------------               ------------------------ >  Cost of Insurance, M & E
 Accumulation                          The Value                                          Risk
  Value that                            of your     \                          charges, and Rider charges
secures Policy                          Policy       \                        ----------------------------
    Loans                                             \
--------------                        ------------     \
                                                        \
                                                         \
                                                          \
                                                           \
                                                            \
                                                             \
                                                              \
                                                               \
                                                                \
                                                                 \
                                                                  \
                                                                   \
                                                                    \
                                                                     \
                                                                      \
                                                                       \
                                                                        \
                                                                         \
                                                                          \
                                                                           \
                                                                            \
                                                                              -------------------------
                                                                                     We deduct
                                                                                 Surrender Charges, if
                                                                                  applicable, upon a
                                                                                Withdrawal or Surrender
                                                                              -------------------------

THE POLICY


     Our Jefferson National Life Variable Universal Life Plus policy is a contract between you, the OWNER, and us. The policy can be used to create or conserve an estate, plan for retirement, or for other insurance needs of individuals and businesses. Coverage becomes effective under your policy on the later of the policy date or the payment of the initial premium.


     The policy is a variable life insurance policy. The money you put in the investment portfolios, will increase or decrease depending upon the investment experience of those investment portfolios and you bear the investment risk. If the cash surrender value is insufficient to pay the monthly deductions, the policy may terminate.


     The policy provides for the payment of the death proceeds to your selected beneficiary upon the death of the insured. The insured is the person whose life is insured under the policy and usually is the same person as the owner. The death proceeds are usually free of federal income tax for the beneficiary.


     The policy also provides an accumulation value, surrender rights, loan privileges, optional riders and other features traditionally associated with life insurance. Be sure to consult your policy for further understanding of its terms and conditions, as well as any state-specific provisions and variations that might apply.

     The duration or amount of the DEATH BENEFIT may also vary based on the premiums you pay and the investment performance of the underlying investments. Your policy will terminate before the death of the insured if your policy's cash surrender value is not sufficient to pay the monthly deductions. Your policy contains important provisions to help prevent early terminations; however, the period of coverage is not guaranteed.

HOW TO BUY A POLICY

     To buy a policy, you start by sending us a completed, signed application that provides information about the proposed insured. Sometimes we may request that the proposed insured provide us with medical records or a physician's statement. We may require other medical tests to be performed.

ISSUE AGES


     We currently issue policies for an insured between the age of 0 and 85. We use the insured's age as of his or her last birthday to determine issue age.

     We will review the information provided and determine whether the insured meets our standards for issuing a policy. This process is called UNDERWRITING. A policy may be issued in various risk classes. The underwriting process determines the appropriate risk class.

     The underwriting process could take 60 days or longer from the time the application is signed. If we receive the initial premium with the application, your registered representative will give you a CONDITIONAL RECEIPT. If you receive the conditional receipt, you will be eligible for conditional coverage. The conditional coverage will be effective from the date of receipt of the premium to the policy date for the policy, subject to the time limit in the conditional receipt. The amount of coverage provided by the conditional receipt is equal to the maximum amount of insurance applied for subject to an amount determined by us that varies by issue age. The conditional insurance is only applicable for the proposed insured and subject to being an acceptable risk for the insurance being applied for. Be sure to review the conditional receipt for important restrictions and provisions.


PURCHASES

PREMIUMS


     PREMIUMS are the cash you give us to buy the policy and keep it in force. The policy is a flexible premium policy that allows you to make premium payments at any time. The initial premium must be at least $50, and all subsequent premiums paid must be at least $25. The minimum premiums that a particular policy may require to remain in force will depend on the policy features, such as the specified amount, the death benefit option you choose and the policy's charges.


     When you apply for coverage you establish a schedule of planned periodic premiums. You decide the planned periodic premium you want for your policy. You should consult your registered representative to select an appropriate planned periodic premium.


     The policy will remain in force so long as the cash surrender value is greater than the monthly deductions. Maintaining a certain level of premium payments required by the no-lapse guarantee, as described below, will also keep the policy in force. If on any monthly anniversary the cash surrender value is less than the monthly deduction and the no-lapse guarantee is not in force, there will be a GRACE PERIOD of 61 days. During the grace period you will have to pay at least the amount of the premium due. The amount of the premium due will be equal to the amount of money required to keep the policy in force during the grace period plus two additional monthly deductions. We will notify you by mail what the amount of this premium will be. If this amount is not paid within the grace period, the policy will lapse without value.

     Additional premiums may be paid at any time prior to the insured attaining age 100. However, we reserve the right to limit the number and amount of additional premiums. No premiums will be accepted which exceed the guideline premium limits under section 7702 of the Internal Revenue Code. Under some circumstances we may require evidence that the insured is still insurable.


     If a premium payment increases the net amount at risk, we may decide whether or not to accept the premium based on our underwriting procedures. If we decide to underwrite, the premium is put into a suspense account until the underwriting has been completed.


     If all or a portion of a premium payment will cause the policy to become a MODIFIED ENDOWMENT CONTRACT (MEC), we will apply the portion of the premium which is under the MEC limit. We will inform you that a portion of your premium will create a MEC. If you are willing to accept a MEC, we will apply the remaining premium to the policy. If you are not willing to accept a MEC, we will refund the remaining premium to you. Please see "Tax Considerations" for additional tax information including a discussion of a MEC and its associated tax consequences.


     Any premium over $2,000,000 will not be accepted without prior company approval.

     All premiums are payable at:

     Jefferson National Life Insurance Co. Service Center

     PO Box 952282
     St. Louis, MO 63195-2282

WAIVER OF PLANNED PERIODIC PREMIUM RIDER

     You can add a Waiver of Planned Periodic Premium Rider at policy issue. This rider is available to insureds aged 15 to 55, although it may not be available for all risk classifications, in conjunction with other riders, or in all states. This rider will only pay your planned periodic premium in the event you become disabled and meet the criteria of the rider. This is how the rider works:

- Benefits will apply if the insured's total disability begins before age 65 and continues for at least 6 months.
- Any scheduled planned periodic premium is waived. An equal premium, up to a maximum of $25,000 per month, will be credited to the policy on each monthly anniversary date. Premiums paid during first 6 months of total disability are refunded to the owner or payer.
- Benefits continue only during the insured's disability for a maximum of two years or to the insured's 65th birthday.
- All monthly deductions will continue to be made while benefits are being paid under this rider.
- If the cash surrender value is not sufficient to cover the monthly deductions, the policy will enter the grace period and if no further premium payments are made, the policy and rider will terminate.
- If the covered insured is no longer disabled, and you do not resume premium payments, your policy may lapse if the cash surrender value becomes insufficient to cover the monthly deductions.

- Review your rider contract for important provisions and restrictions for this coverage.


WHAT WE WILL DO WITH YOUR MONEY

WHEN YOU BUY A NEW POLICY

- We will temporarily put money in our general account within 2 days of receiving it.
- Money will remain in the general account through the underwriting process. We set the POLICY DATE once underwriting is complete and any policy delivery requirements have been met. The policy date is the effective date of the coverage.

ON THE POLICY DATE

- The amount of the initial premium, less the premium expense charge and any monthly deduction that has accrued since the issue date, plus interest, is credited to the policy's accumulation value.

BETWEEN THE POLICY DATE AND THE END OF THE FREE LOOK PERIOD


- How your money is allocated depends on the free look provision in your state.

- If the free look provision permits the refund of your accumulation value as of the policy date, the money is invested on the policy date in the investment portfolios you select.

- If the free look provision requires a refund of your premium, then the money that you allocate to the fixed account is put in the fixed account as of the policy date. The money that you allocate to the investment portfolios is invested in the Rydex U.S. Government Money Market subaccount as of the policy date. At the end of the FREE LOOK PERIOD plus five days (to allow for policy delivery), the money is moved from the Rydex U.S. Government Money Market subaccount to the investment portfolios that you select. The free look provision is the length of time you have to examine the policy and cancel it, if you wish, without surrender charges.

FOR CANCELLATIONS DURING THE FREE LOOK PERIOD

- If the policy is cancelled within 10 days (a longer time period may apply in some states) after receiving it, we will return the amount of money required by your state. Please check your policy for the amount that will be refunded.
- A surrender charge will not be assessed if the policy is cancelled during the free look period.
AFTER THE FREE LOOK PERIOD HAS EXPIRED


- We will allocate any premium you pay as you direct as of the business day we receive it. A business day is any day the New York Stock Exchange is open. A business day ends at the close of business on the New York Stock Exchange, which is normally 4:00 PM Eastern Time.

- The initial premium and each subsequent premium cannot be invested in more than 20 different portfolios, with a minimum of 5% allocated to each choice.
- We will allocate future premium payments in the same way as your first premium payment, unless you direct us otherwise.
- AND REMEMBER, you can always change your future allocations, except that there are limitations to moving your money out of the fixed account, and you may incur transfer fees for transfers between portfolios.

IF WE DECIDE NOT TO INSURE YOU

- We will return your premium without interest, regardless of how long we hold it.

GRACE PERIOD

     Your policy includes a feature known as the Grace Period. Your policy will stay in force as long as your cash surrender value is sufficient to pay the monthly deductions, which are taken out on the monthly anniversary. We will mail you a notice if the cash surrender value is not enough to pay the deductions. This notice will specify the premium required to keep the policy in force. You will have 61 days from the time the notice is mailed to you to send us the required payment. This is called the Grace Period.


     If you do not send in the required payment your policy will lapse without value. You may be able to reinstate the policy within 5 years after the end of the grace period if the insured is still alive. The reinstatement privilege is subject to our underwriting rules.


NO-LAPSE GUARANTEE

     Your policy includes a feature known as the no-lapse guarantee premium requirement. This feature relates to the Grace Period.


     We will establish the appropriate NO-LAPSE MONTHLY PREMIUM at the time you apply for coverage. This premium may change for subsequent months if certain policy changes are made. On each monthly anniversary, during the first five years you own the policy, we will test to make sure that the total premiums paid less any partial withdrawals, loans and loan interest are greater than the cumulative no-lapse guarantee premium requirement. If the test is satisfied, your policy will not lapse during the first five policy years, even if the cash surrender value is less than the monthly policy deductions.


     The purpose of the no-lapse guarantee feature is to protect you from the cash surrender value of the policy during the early years being insufficient to pay the monthly policy deductions. This guarantee terminates on the monthly anniversary when the cumulative premium test first fails.


     If, and only if, the policy lapses and is reinstated during the no-lapse period, the owner may reinstate the no-lapse guarantee if the no-lapse guarantee was in effect three months prior to the date of the lapse and on the date of reinstatement, the owner pays sufficient premiums such that the sum of premiums paid to date, less any partial withdrawals, loans and loan interest, equals or exceeds the no-lapse premium multiplied by the number of policy months between the issue date and the date of the lapse. The effective date of the reinstatement is the next monthly anniversary following our approval of the reinstatement. The accumulation value at the time of reinstatement equals the accumulation value at the time of termination, less past due charges during the grace period, plus the premium paid at the time of reinstatement. The surrender charge will be based on the number of policy years from the original issue date.


     If you make changes to the policy after issue, the no-lapse premium for subsequent months may change. We will send you notice of the new no-lapse premium. We do not reduce the no-lapse premium if specified amount decreases are made.

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ACCUMULATION VALUE


     The ACCUMULATION VALUE of your policy is the sum of all investments in the various portfolios, plus the funds in the fixed account, plus the loan account. ACCUMULATION UNITS, which represent shares in an investment portfolio, are an accounting technique to keep track of investment portfolios. The Accumulation Value can increase or decrease depending on the actual performance of the investment portfolios you choose and the crediting rate on our fixed account.


     We determine the value of an accumulation unit any day the New York Stock Exchange is open. This value is determined by multiplying the accumulation unit value for an investment portfolio for the previous period by a factor for the current period. The factor is determined by dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period.


     The value of an accumulation unit generally increases or decreases daily.

     We credit you with investment portfolio accumulation units when you allocate a premium payment to that investment portfolio. We also adjust the accumulation units for transfers and withdrawals. The number of accumulation units credited is determined by dividing the amount of the net premium allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


     We deduct accumulation units from your policy to pay monthly policy charges. We make these deductions pro-rata from the investment portfolios and the fixed account.

INVESTMENT PORTFOLIOS


     Your policy currently offers several INVESTMENT PORTFOLIOS plus our fixed account. The portfolios are listed below. We may not always offer the current portfolios and additional portfolios may be available in the future.

     There is an individual prospectus that describes each portfolio. You should read the prospectuses for these investment portfolios carefully. If you do not have the prospectuses and need a copy, call us at (866) 479-0552. A summary of the investment objectives and strategies for each portfolio is in Appendix A.


     The investment objectives and policies of some investment portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the policies and objectives may be similar, the investment results of the investment portfolios may be higher or lower than the results of other such mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.




INVESTMENT PORTFOLIOS
THE ALGER AMERICAN FUND MANAGED BY FRED ALGER MANAGEMENT, INC.
 -   Alger American Growth Portfolio
 -   Alger American Leveraged AllCap Portfolio
 -   Alger American MidCap Growth Portfolio
 -   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
 -   VP Income & Growth Fund
 -   VP International Fund
 -   VP Value Fund




CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
 -   Balanced Portfolio
 -   Conseco 20 Focus Portfolio
 -   Equity Portfolio
 -   Fixed Income Portfolio
 -   Government Securities Portfolio
 -   High Yield Portfolio
 -   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION - SUBADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
 -   Dreyfus VIF Disciplined Stock Portfolio
 -   Dreyfus VIF International Value Portfolio

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FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

 -   Federated Capital Income Fund II (Primary Shares)

 -   Federated High Income Bond Fund II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
 -   Federated International Equity Fund II
 -   Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
 -   First American Large Cap Growth Portfolio
 -   First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
 -   INVESCO VIF- Core Equity Fund (formerly Equity Income Fund)
 -   INVESCO VIF-Financial Services Fund
 -   INVESCO VIF-Health Sciences Fund
 -   INVESCO VIF-High Yield Fund
 -   INVESCO VIF-Real Estate Opportunity Fund
 -   INVESCO VIF-Technology Fund
 -   INVESCO VIF-Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

 -   Global Portfolio (_________ Shares)

 -   Growth Portfolio (Service Shares)

 -   Growth & Income Portfolio (________ Shares)
 -   Mid Cap Portfolio (Institutional Shares)

 -   Worldwide Growth Portfolio (Service Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
 -   Lazard Retirement Equity Portfolio
 -   Lazard Retirement Small Cap Portfolio


LEVCO SERIES TRUST
MANAGED BY JOHN A. LEVIN & CO., INC.
 -   Levco Equity Value Fund (Class A Shares)
 -   Van Eck - Levin Mid Cap Value Fund


LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
 -   Growth & Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
 -   Limited Maturity Bond Portfolio
 -   Midcap Growth Portfolio
 -   Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
 -   Pioneer Equity Income VCT Portfolio
 -   Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
 -   Nova Fund
 -   OTC Fund
 -   U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
 -   Seligman Communications and Information Portfolio (Class 2)
 -   Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
 -   Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
 -   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
 -   Worldwide Bond Fund
 -   Worldwide Emerging Markets Fund
 -   Worldwide Hard Assets Fund
 -   Worldwide Real Estate Fund


VOTING RIGHTS

     We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how you want us to vote your shares. When we receive those instructions, we will vote all of the shares we own and shares for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

     We may, in the interest of policyowners, deem it necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for one of the investment portfolios you have selected with another investment portfolio. We will notify you of our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission and/or satisfy other legal requirements before any substitution is made.

We may also, where permitted by law:

-    Create new separate accounts;
- Combine separate accounts, including combining the Separate Account with another separate account established by the Company;
- Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
- Add new subaccounts to or remove subaccounts from the Separate Account, or combine subaccounts;
-    Make the subaccounts available under other policies we issue;
-    Add new portfolios or remove existing portfolios;
- Substitute new portfolios for any existing portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
-    Deregister the Separate Account under the 1940 Act; and
- Operate the Separate Account under the direction of a committee or in another form.


THE FIXED ACCOUNT

     You can put your money in the FIXED ACCOUNT. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state. The fixed account offers a guaranteed rate of 4% annually. We may credit a higher current rate at our discretion. Such current rates will be guaranteed for a premium or transfer allocation for one year. Different current interest rates may apply to premiums or transfer allocations made on different dates. At certain times we may offer enhancements to certain deposits to the fixed account under terms of a separate enhanced dollar cost averaging service agreement.

TRANSFERS


     After making your original investment choices, you can transfer money among the investment options and the fixed account. Transfer requests must be in writing, or via telephone or the Internet if we have appropriate authorization. Here are the rules for transferring money:


TRANSFERS FROM ANY INVESTMENT PORTFOLIO INTO THE FIXED ACCOUNT OR AMONG THE INVESTMENT PORTFOLIOS

-    Currently there are no limits imposed on the number of transfers.
- You can make up to 12 transfers each policy year without paying a transfer fee.
- You may be required to pay a $25 transfer fee for every transfer after the twelfth. Currently there is no transfer charge for transfers.
- The minimum transfer amount is $100 or the entire remaining balance of an investment portfolio. The $100 minimum does not apply if transfers are made pursuant to a dollar cost averaging program, an asset rebalancing program, or at the end of a free look period.

TRANSFERS FROM THE FIXED ACCOUNT INTO THE INVESTMENT PORTFOLIOS

-    You can make only one such transfer each policy year.
-    Fees for transfer are discussed above.
- The maximum amount you can transfer is the greater of $500 or 25% of the fixed account value.
- There may be additional limits on transfers out of the fixed account imposed by special service agreements on some premiums.

YOUR RIGHT TO MAKE TRANSFERS

- Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. In any such case, restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right considered by us to be to the disadvantage of the owners.
- A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to (1) the requirement of a minimum time period between each transfer, (2) not accepting a transfer request from an agent under a power of attorney on behalf of more than one owner, or (3) limiting the dollar amount that may be transferred among investment portfolios at any one time.
- We reserve the right, at any time, and without written notice to any party, to terminate, suspend or modify the transfer privilege.

TELEPHONE/INTERNET TRANSFERS

     You can make transfers by telephone and in some cases over the Internet. (Check with your registered representative). Telephone and Internet transfers are subject to our administrative approval including a written request to use these rules and procedures. You can also authorize someone else to make transfers for you. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make a telephone transfer. Personalized data will also be required for Internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

     Your policy is not designed for market timing strategies by owners or third parties. However, we may authorize certain third party transfer programs at our discretion.

EXCESSIVE TRADING LIMITS


     We reserve the right to limit transfers in any policy year, or to refuse any transfer request for an owner, or a third party advisor acting under a Limited Power of Attorney, if:

 - we believe, in our sole discretion, that excessive trading by the owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other owners; or

 - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

 - your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other owners.


DOLLAR COST AVERAGING PROGRAM


     The DOLLAR COST AVERAGING program allows you to systematically transfer a set amount monthly from the Rydex U.S. Government Money Market Portfolio to any of the other investment portfolio(s). By investing this way, you buy more shares when share prices are down and fewer when share prices go up. This strategy can help lower the average price you pay for your shares.


     You must have at least $2,000 in the Money Market Portfolio to start the dollar cost averaging program.


     Planned dollar cost averaging transfers will be made on the same business day of the month. Dollar cost averaging will end when the value in the Money Market Portfolio is zero or you terminate the Dollar Cost Averaging program. You may cancel the Dollar Cost Averaging program at any time. Transfers made pursuant to this program are not taken into account in determining any transfer fee.


     There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets.

     We may offer special dollar cost averaging programs for specific deposits to the fixed account. Any such programs may have restrictions and will be offered by means of a separate service agreement.

     The dollar cost averaging program is not available in conjunction with the asset rebalancing program.

ASSET REBALANCING PROGRAM


     Once your money has been allocated among the investment portfolios, the market performance of each portfolio will cause the percentages of total accumulation values in various investment portfolios to change. You can direct us to automatically rebalance your policy values to return to your desired percentage allocations. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you select. You must use whole percentages for the ASSET

REBALANCING program. You can discontinue the asset rebalancing program at any time. You can request changes to your asset rebalancing program at any time in writing or through telephone or Internet access, which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. Asset rebalancing transfers do not occur if the transfers would be less than $50. Asset Rebalancing requires a minimum accumulation balance of $5,000 to start the program.


     The asset rebalancing program is not available in conjunction with the dollar cost averaging program.




DEATH BENEFIT


The primary purpose of the policy is to provide death benefit protection on the life of the insured. When the insured dies, we will pay the death proceeds to your beneficiaries.


- The death proceeds we will pay is equal to: (the death benefit) plus (proceeds from the riders) minus (policy debt) minus (charges to keep policy from lapsing during grace period - if policy is in grace period) plus (interest of at least 3% on the net proceeds from the date of death until the day we pay the death benefit). Some states may require a higher rate than the 3%.
- The amount of the death benefit depends on: the specified amount, the cumulative premiums paid, withdrawals made, the accumulation value on the date of death, the death benefit option elected, and the death benefit qualification test selected.
-    The death benefit option choices are:
        1.  Option A: the specified amount
        2. Option B: the specified amount plus the accumulation value of the policy
        3. Option C: the specified amount plus the total premiums paid minus total withdrawals (not including surrender charges) from the policy.

        The Death Benefit Option is a choice you make that determines the relationship between your specified amount and the death benefit. Chart 2 graphically demonstrates the following choices.
-    The default death benefit option is Option A.

CHANGING YOUR DEATH BENEFIT OPTION

After the first policy year you can change your death benefit option. These are the rules:

-    You must submit a written request.
- Your change will be effective as of the next monthly anniversary date after any necessary underwriting has been completed.
- A death benefit option change will affect the monthly cost of insurance charge because the cost of insurance varies with the Net Amount at Risk.
-    You cannot change to or from Option C.
- If you change from Option A to Option B, your new specified amount will equal the specified amount immediately before the change less the accumulation value on the date it is effective. Underwriting approval may be required to make this change. This change will result in a pro-rata surrender charge based upon the decrease in specified amount.
- If you change from Option B to Option A, your new specified amount will equal the specified amount immediately before the change plus the accumulation value on the date is it effective.
- Some death benefit option changes may require us to return a part of your premiums or for you to make a withdrawal to ensure that the policy will still qualify as life insurance. We will refuse changes that violate the Internal Revenue Code definition of a life insurance contract, and we may refuse changes that cause your policy to become a modified endowment contract (MEC) unless you clearly understand and authorize such changes. Please see "Tax Consequences" for additional tax information and a discussion of MEC.

CHART 2 - DEATH BENEFIT OPTIONS


This chart demonstrates the three death benefit options available to you under this policy

[CHART]

OPTION A - Death Benefit =The Specified Amount

[CHART]

OPTION B - Death Benefit = The Specified Amount + The Accumualtion Value of the Policy

[CHART]

OPTION C - The Specified Amount+Total Premiums Paid-Total Withdrawals (n/i Surrender Charges)

     The option that you select will depend on what is more important to you - building the accumulation value of your policy, or providing for a large death benefit. You should consult your registered representative to help you select the appropriate option for your financial goals.


     The guideline minimum death benefit is the minimum death benefit your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code. The policy has two death benefit tests to determine the guideline minimum death benefit - the cash value accumulation test and the guideline premium test. You must choose a test on your application and you can never change your test.


     If you do not want limits (subject to company minimums and maximums and the policy becoming a MEC) on the amount of premium you can pay into the policy, the CASH VALUE ACCUMULATION TEST is usually the best choice. Under the cash value accumulation test, the minimum death benefit is the accumulation value of your policy times a net single premium factor. The appropriate net single premium factors are listed in your policy.


     The GUIDELINE PREMIUM TEST will usually result in a lower minimum death benefit than the cash value accumulation test. Your choice depends on the premiums you want to pay. The guideline premium test is the default test for your policy. Under the guideline premium test, the guideline minimum death benefit is the accumulation value of your policy times a death benefit percentage. The death benefit percentage varies by the attained age of the insured at the start of the policy year. These percentages start at 250% for a person younger than 40 and decrease to 101% as the age increases. The percentages are listed in the Statement of Additional Information.


     Under all combinations of death benefit options and guideline premium test, your death benefit will be the greater of:

- the specified amount of the policy at the time of death, as shown on the most current policy face page (for Option C, the specified amount plus the sum of the premiums paid minus the sum of the partial withdrawals, which could be less than the specified amount), or
-    the guideline minimum death benefit, or
-    the death benefit under the death benefit option elected.

CHANGING YOUR SPECIFIED AMOUNT

     You may wish to make changes to your specified amount while your policy is in force. Changes in family status and/or your financial situation are common reasons for changing your specified amount. Some changes, like a new child or home, may increase your need for coverage. Other changes, like retirement or restrictive finances may cause you to decrease your coverage. Your registered representative can help you assess how you might want to change your specified amount as your circumstances change.

     You may increase or decrease your policy's specified amount any time after the first policy anniversary. These are the rules:

-    Your request must be in writing.
-    The policy must be in force.
-    You can make only 1 increase and 1 decrease per policy year.
-    Increases may require underwriting approval.
- We can refuse a change less than $25,000. The minimum change requirement may be waived in certain situations, like a group arrangement.
- The change will become effective as of the first monthly anniversary after we receive (or approve, if underwriting is required) your request.
- If the insured is not the owner, the insured must agree to the change as well.
- The death benefit may change with a change in the specified amount. The amount of death benefit change will depend on the death benefit option and the current death benefit in relationship to the specified amount.
- Changes in the specified amount can change the net amount at risk. Changes in the net amount at risk will affect the cost of insurance charge.
- After a change in specified amount, we will send you a new policy face page.
- Some specified amount changes may require us to return a part of your premiums or you to make a withdrawal to ensure that the policy will still qualify as life insurance. We will refuse changes that violate the Internal Revenue Code definition of life insurance, and we may refuse changes that cause your policy to become a MEC unless you clearly understand and authorize such changes. Please see "Tax Considerations" for additional tax information.
- A decrease that follows an increase is assumed to decrease the prior increase(s) before decreasing the initial specified amount.
- After any specified amount change, the specified amount must still meet the minimum specified amount of the policy.

- A decrease in specified amount will result in a portion of the surrender charge being assessed.

HOW DEATH PROCEEDS ARE PAID

     We calculate the death proceeds as follows:

- The death benefit as of the end of the valuation period, defined as the period between the close of the New York Stock Exchange ("NYSE") and the close of the NYSE on the next succeeding date the NYSE is open, when death occurs (plus)
-    Benefits from the riders as of the date of death (minus)
-    Outstanding loans and loan interest as of the date of death.
     We need two things to process a death claim:
-    A death certificate proving the insured died while the policy was in force.
-    Payment instructions.


     If the death of the insured occurs during the grace period, death benefit proceeds will be reduced by the amount of premium that would have been required to keep the policy in effect.


     Death proceeds are usually paid within seven days after we receive all necessary information that the death of the insured has occurred; all account values in the investment portfolios will be transferred from the investment portfolios and fixed account to our general account pending disbursement.

MISSTATEMENTS IN AGE OR SEX


     The amount of the death proceeds may be increased or decreased if it has been discovered at the time of paying the death proceeds that there was an error concerning the age or sex of the insured at the time the application was taken. Please refer to your policy for further details.


BENEFICIARY


     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the policy is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


ASSIGNMENT


     You can ASSIGN the policy at any time during your lifetime. To assign a policy means to temporarily or permanently transfer policy ownership rights to another party. We will not be bound by the assignment until we receive proper written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. If there is an assignment, the owner needs consent from the assignee(s) for all transactions except for payment of premiums and loan repayments. AN ASSIGNMENT MAY BE A TAXABLE EVENT. Please see "Tax Considerations" for additional tax information.


RIDERS

RIDERS YOU CAN ADD TO YOUR POLICY

     RIDERS provide extra benefits or increase the flexibility of your policy. Riders allow you to customize coverage to meet your specific needs. Some of the riders have an additional cost. Not all riders are available in every state and some riders may only be added when you first apply for your policy.

     Sometimes adding riders to your policy provides additional coverage at a lower cost than separate policies. However, this is not always the case. Your registered representative can help you use riders to ensure that the policy meets your specific needs including costs and coverage limits.

     Here is a current list of available riders:


- No Lapse Guarantee Rider: This rider, which you may elect for a 20 or 30 year period, ensures that your policy will remain in force, regardless of accumulation value, if you pay a required level of premiums, net of loans, loan interest, and withdrawals. The rider is effective on the policy date and if its terms are met, it will supersede the five-year, no lapse guarantee built into the policy. The availability of this rider may be subject to limitation.

- Accelerated Death Benefit Rider: This rider gives you access during your lifetime to a percentage of the policy death benefit if you are diagnosed with a terminal illness.
- Life Insurance Protection Rider (LIPR): This rider provides additional coverage for a cost of insurance lower than the base policy rate.
- Reduced Protection Rider: Ensures your policy will remain in force, at a reduced level, under certain circumstances when your cash surrender value gets very low and you have outstanding policy loans.
-    Spouse Rider: Provides term insurance for the spouse of the insured.
- Children's Level Term Insurance Rider: Provides term insurance for the children of the insured.

- Unemployment Waiver of Cost of Insurance Rider: Waives the monthly deduction if the insured is unemployed.

- Waiver of Planned Periodic Premium Rider: Credits the planned periodic premium to the policy if the insured is disabled. The benefit is limited for a certain period of time.

- Accidental Death Rider: Provides additional insurance coverage if the insured dies in certain types of accidents.
- Exchange of Insured Rider: Allows certain corporate owned policies to change the named insured, subject to underwriting requirements. A change of insured is a taxable event.
- Disability Income Rider: Provides a monthly income if the insured becomes disabled. The benefit is limited for a certain period of time.
- Guaranteed Insurability Rider: Allows for specified amount increases at certain times without underwriting.

TAX CONSIDERATIONS

INTRODUCTION


     The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.


TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is a risk, however, that the Service will not concur with our interpretations of section 7702. If the Service determines that the policies do not comply with that section, they would not qualify for the favorable tax treatment usually accorded life insurance contracts. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.


     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of an owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over Separate Account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the policy.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the investment portfolios, will satisfy these diversification requirements.


     The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS


     IN GENERAL. We believe that the death benefit under the policy generally should be excludable from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."


     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the policy only after all gain has been distributed.
     (2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.
     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner and the owner's beneficiary or designated beneficiary.

     If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.


     Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

     INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate Premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

     MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

     ACCELERATED DEATH BENEFIT RIDER. The tax consequences related to a policy under which an Accelerated Death Benefit has been paid have not been clearly addressed by the IRS. You should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

     CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy after the insured attains age 100 have not been clearly addressed by the IRS. You should consult a tax adviser if you intend to keep the policy in force after the insured attains age 100.

     ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if the owner is subject to that tax.

     BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

     OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the policy.

     OUR INCOME TAXES. Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

ACCESS TO YOUR MONEY

     You can take out a loan from us using your policy as collateral. You can take out part of your policy's cash surrender value through withdrawals or all of the cash surrender value by surrendering your policy.


     Loans, withdrawals, and surrenders may create taxable income. Also, loans or withdrawals may make your policy vulnerable to lapsing. If your policy lapses with an outstanding loan, there could be adverse tax consequences. Consult your tax adviser.


LOANS

     You may borrow against the accumulation value in your policy. Here are the rules:

-    You may take a loan any time after the free look period.

- Loans can be initiated by written request (or by telephone or Internet if we have a telephone/Internet authorization form on file).

-    You can take as many loans as you like.
-    The minimum amount of any loan is $500.
- When you take a policy loan, we transfer the loan amount from the investment portfolios you selected (or pro-rata from all investment portfolios and fixed account, if you make no election) to a LOAN ACCOUNT.
- The amount of a new loan may not exceed 90% of the accumulation value less applicable surrender charges, less the outstanding loan account and loan interest.
- Loans are charged interest at a rate that varies depending on the classification of the loan.
- These rates are listed in the policy and will not be greater than 6.5%. This interest is charged for the past year on the policy anniversary.
- If you do not pay the loan interest on the policy anniversary, we will transfer to the loan account the amount by which the interest due exceeds the interest that has been credited on the loan account.

     An outstanding loan has a permanent effect on your policy. Your registered representative can help you use the policy loan feature.

-    Amounts in the loan account earn fixed returns.
- The amount of interest you earn on the loan account may be less than you could have earned from the fixed account or in an investment portfolio.
- This could lower your policy's accumulation value, which could reduce the amount of the death benefit.
- Funds in the loan account are not available to pay any policy charges. This could put your policy at risk of lapsing. To keep your policy in force you might have to pay additional premium payments.
- If the insured dies, we will deduct the amount in the loan account plus unpaid interest from the death proceeds before we pay them to your beneficiary.

- If you surrender your policy, we will deduct the amount in the loan account plus unpaid interest before paying you.
- Loans against this policy may be paid off any time while the policy is in force. Repayments work like this: o You may make loan repayments of any amount.

-    You may make loan repayments at any time.
- Any payment, while a loan is outstanding, is considered premium unless you tell us it is a loan repayment.
- When you make a loan repayment, we transfer an amount equal to the repayment applied to the loan account pro-rata to the investment portfolios based on your amount in each portfolio.

- Depending on the allocation of your accumulation value at the time of payment, we may ask you to specify an investment portfolio allocation to apply your payment.


     The loan account of your policy earns interest, reducing the net cost of your loan. The rate credited varies based on the amount and timing of your loans.


- Some loans on the policy are "preferred loans" with a zero spread between the rate charged on the loan balance and the rate credited to the loan account.

- Regular loans have a net spread equal to the rate charged on the loan balance less the rate credited to the loan account.

-    The minimum interest rate credited to the loan account is 4%.
- During the first 10 policy years, the maximum preferred loan amount is the accumulation value less total premiums paid that haven't been withdrawn.
- After the first 10 policy years, the preferred amount is the accumulation value.
- The preferred loan amount is initially determined on the date you first receive a loan and is recalculated on each monthly anniversary after the first loan.
- The interest rate credited on the loan account up to the preferred amount is the same as the loan interest rate charged.

PARTIAL WITHDRAWALS

     You can withdraw part of your policy's cash surrender value any time after the free look period. The withdrawal feature works like this:

- You must send us written notice, or authorize via phone or Internet if you have authorized these methods prior to the instruction.
-    The minimum withdrawal is $500.

- The maximum withdrawal is the cash surrender value (Refer to surrender charges section).

- The minimum remaining specified amount must be at least the required minimum specified amount shown on your schedule page.

- When you take a withdrawal, we deduct the withdrawal amount from the investment portfolios you select (or pro-rata from all investment portfolios and the fixed account, if you make no election).

- The accumulation value and cash surrender value will be reduced by the amount of each withdrawal as well as by the amount of any surrender charge imposed.
- If the insured dies after the withdrawal request, but before it has been processed, we will deduct the withdrawal from the death proceeds.

     A partial withdrawal may have tax consequences and may affect the amount of premiums you can pay under the policy in the future. A partial withdrawal may affect the specified amount of your policy. This could affect the death proceeds paid under the policy.


- If Death Benefit Option A is in effect, a withdrawal reduces the specified amount by the amount of the withdrawal in excess of the free partial withdrawal, but not including surrender charges.

-    The specified amount is not changed if the death benefit option is B or C.

TOTAL SURRENDER


     You can surrender your policy at any time for its cash surrender value. The policy's cash surrender value is equal to the policy's accumulation value less any applicable surrender charges and any outstanding loans and loan interest. A surrender may have tax consequences. You must submit a written request and send us your policy to initiate a surrender.


OTHER INFORMATION


THE COMPANY

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.


THE SEPARATE ACCOUNT


     We established Jefferson National Life Separate Account L, the SEPARATE ACCOUNT, to invest in the investment portfolios. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the policies and not against any other policies we may issue.

     The obligations under the policies are obligations of Jefferson National and we are obligated to pay all amounts promised to owners under the policies.

CHANGES TO THE POLICY

     At any time, we may make such changes in the Policy as are necessary:

- To assure compliance at all times with the definition of life insurance prescribed by the Code; -
- To make the policy, our operations, or the operation of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or
- To reflect a change in the operation of the Separate Account, if allowed by the policy and applicable regulations.

     Only the President or a senior officer of the Company has the right to change the policy. No financial representative appointed as our agent has the authority to change the policy or waive any of its terms. The President or a senior officer of the Company must sign all endorsements, amendments, or riders to be valid.


SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers involving an investment portfolio when:

- The New York Stock Exchange is closed (other than customary weekend or holiday closings);
-    Trading on the New York Stock Exchange is restricted;
- An emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;
- During any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners. We may defer the portion of any transfer, amount payable, or surrender, or policy loan from the fixed account for not more than six months.




OWNERSHIP


     You, as the owner of the policy, have all the rights under the policy. The owner is as designated at the time the policy is issued, unless changed. You can change the owner at any time. Changing the owner may have tax consequences. A change will automatically revoke any prior owner designation. The change request must be in writing. If you die while the policy is in force and the insured is living, ownership passes to a successor owner (if one had been designated), or if there is no successor owner, to the owner's estate.


LEGAL PROCEEDINGS


     Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Jefferson National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.


LEGAL MATTERS


     Morgan, Lewis & Bockius, LLP has advised us concerning applicable federal securities laws concerning the policy.


REPORTS TO OWNERS


     We will at a minimum send to each owner semi-annual and annual reports of the investment portfolios. Within 30 days after each policy anniversary, an annual statement will be sent to each owner. We may elect to send these more often. The statement will show the current amount of death benefit payable under the policy, the current accumulation value, the current cash surrender value, current loans, and all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the policy year.

     Confirmations will be mailed to owners within seven days of the receipt of premium; any transfer between investment portfolios; any loan, interest repayment, or loan repayment; any surrender; exercise of the free look privilege; and payment of the death benefit under the policy.

     Upon request you are entitled to a receipt of premium payment.


FINANCIAL STATEMENTS


     Our consolidated financial statements and those of the Separate Account are included in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.


INQUIRIES

     If you need more information about buying a policy, please contact us at:


     Jefferson National Life Insurance Company

     11815 Pennsylvania St.
     Carmel, Indiana 46032

     If you need policy owner service, please contact us at our service address:


     Jefferson National Life Insurance Co. Service Center

     PO Box 66850
     St. Louis, MO 63166
     or call us toll-free at (866) 590-2255.

INDEX OF SPECIAL TERMS

We have used some special and technical words or terms in this prospectus to describe the policy. Some of these special or technical words need to be defined or explained. This index tells you where to look for the best explanation of a special word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE
Accumulation Unit                                                             XX
Accumulation Value                                                            XX
Asset Rebalancing                                                             XX
Assign                                                                        XX
Beneficiary                                                                   XX
Cash Surrender Value                                                          XX
Cash Value Accumulation Test                                                  XX
Conditional Receipt                                                           XX
Cost of Insurance                                                             XX
Death Benefit Option                                                          XX
Dollar Cost Averaging                                                         XX
Fixed Account                                                                 XX
Free Look                                                                     XX
Grace Period                                                                  XX
Guideline Premium Test                                                        XX
Insured                                                                       XX
Investment Portfolios                                                         XX
Loan Account                                                                  XX
Modified Endowment Contract                                                   XX
Monthly Deduction                                                             XX
Net Amount at Risk                                                            XX
No-Lapse Monthly Premium                                                      XX
Owner(s)                                                                      XX
Policy Date                                                                   XX
Premiums                                                                      XX
Riders                                                                        XX
Separate Account                                                              XX
Specified Amount                                                              XX
Surrender Charge                                                              XX
Underwriting                                                                  XX

[BACK COVER]

The Statement of Additional Information ("SAI") includes additional information about Jefferson National Life Separate Account L. We filed the SAI with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference in this prospectus and it is legally a part of the prospectus.

For general information or to obtain free copies of:

-    the policy prospectus or the investment portfolio prospectuses;
-    the SAI;
- a personalized illustration of death benefits, cash surrender values and cash values; or
-    any required forms,

          Call:       (866) 590-2255

          Or write:   Jefferson National Life Insurance Company
                      11815 N. Pennsylvania Street
                      Carmel, Indiana 46032

          Or contact your registered representative


Information about Jefferson National Life Separate Account L, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about Jefferson National Life Separate Account L are available on the SEC's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.

Investment Company Act File No. 811-10271

APPENDIX A - PARTICIPATING INVESTMENT PORTFOLIOS


Below is a summary of the investment objectives and strategies of each investment portfolio available under the policy. There can be no assurance that the investment objectives will be achieved. The investment portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

THE ALGER AMERICAN FUND


The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the policy:


ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the policy:


VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.




CONSECO SERIES TRUST


Conseco Series Trust is managed by Conseco Capital Management, Inc. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the policy:


BALANCED PORTFOLIO

The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO


The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.


EQUITY PORTFOLIO

The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Bam or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Spoor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the SAP 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the policy:


DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Spoor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES


Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the policy:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.


FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II


The Federated International Equity Fund II seeks to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II


The Federated International Small Company Fund II seeks to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5 billion or less.





FIRST AMERICAN INSURANCE PORTFOLIOS, INC.


First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the policy:


FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO


First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.


FIRST AMERICAN MID CAP GROWTH PORTFOLIO


First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.


INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the policy:


INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

The INVESCO VIF-Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.


INVESCO VIF-FINANCIAL SERVICES FUND


The INVESCO VIF-Financial Services Fund seeks capital growth. It is aggressively managed. The fund invests primarily in the equity securities of companies involved in the financial services sector.


INVESCO VIF-HEALTH SCIENCES FUND


The INVESCO VIF-Health Sciences Fund seeks capital growth. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.


INVESCO VIF-HIGH YIELD FUND

The INVESCO VIF-High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF-REAL ESTATE OPPORTUNITY FUND


The INVESCO VIF-Real Estate Opportunity Fund seeks capital growth. The fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REIT").


INVESCO VIF-TECHNOLOGY FUND


The INVESCO VIF-Technology Fund seeks capital growth. The fund invests primarily in the equity securities of companies engaged in technology-related industries.


INVESCO VIF-TELECOMMUNICATIONS FUND


The INVESCO VIF-Telecommunications Fund seeks capital growth. The fund invests primarily in the equity securities of companies engaged in technology-related industries.


JANUS ASPEN SERIES


Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under the policy:

GLOBAL PORTFOLIO (______ SHARES)

[TO BE COMPLETED BY AMENDMENT]


GROWTH PORTFOLIO (SERVICE SHARES)

The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.


GROWTH & INCOME PORTFOLIO (______ SHARES)

[TO BE COMPLETED BY AMENDMENT]

MID CAP PORTFOLIO (INSTITUTIONAL SHARES)

The Mid Cap Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.


WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES)

The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.


Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the policy:


LAZARD RETIREMENT EQUITY PORTFOLIO


The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.


LAZARD RETIREMENT SMALL CAP PORTFOLIO


The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LEVCO SERIES TRUST

     LEVCO Series Fund, Inc. is a mutual fund with multiple series. John A. Levin &Co., Inc., serves as investment adviser to the funds. The following portfolios are available under the contract:

LEVCO EQUITY VALUE FUND (CLASS A SHARES)

     The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics.

VAN ECK - LEVCO MID CAP VALUE FUND

The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks of "mid-cap" companies and other securities relating to such companies that have equity characteristics.


LORD ABBETT SERIES FUND, INC.


Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the policy:


GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the policy:


LIMITED MATURITY BOND PORTFOLIO

The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)


Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the policy:


PIONEER EQUITY INCOME VCT PORTFOLIO

The Pioneer-Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.




PIONEER FUND VCT PORTFOLIO


The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


RYDEX VARIABLE TRUST


Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the policy:


NOVA FUND


The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the fund holds U.S. government securities to collateralize these futures and options contracts.


OTC FUND


The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The fund's current benchmark is the NASDAQ 100 Index(TM). The fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


U.S. GOVERNMENT MONEY MARKET FUND


The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.


SELIGMAN PORTFOLIOS, INC.


Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the policy:


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)


The Seligman Communications and Information Portfolio seeks capital gain. The portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.


SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)


The Seligman Global Technology Portfolio seeks long-term capital appreciation. The portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.


STRONG OPPORTUNITY FUND II, INC.


Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the policy:


STRONG OPPORTUNITY FUND II

The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.


Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the policy:


STRONG MID CAP GROWTH FUND II

The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST


Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the policy:

ULTRA SHORT TERM BOND FUND

[TO BE COMPLETED BY AMENDMENT]


WORLDWIDE BOND FUND

The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities".

WORLDWIDE REAL ESTATE FUND

The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

                       STATEMENT OF ADDITIONAL INFORMATION
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   ISSUED BY:
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                   JEFFERSON NATIONAL LIFE SEPARATE ACCOUNT L
                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                        TELEPHONE NUMBER: 1-317-817-6422

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003, for the Flexible Premium Variable Universal Life Insurance Policies issued by Jefferson National Life Insurance Company (Jefferson National) through its Jefferson National Life Separate Account L (Separate Account).

For a free copy of the prospectus:

         Call:             1-317-817-6422

         Or write:         Jefferson National Life Insurance Company
                           11815 N. Pennsylvania Street
                           Carmel, Indiana 46032

         Or contact your financial representative

TABLE OF CONTENTS
     Jefferson National Life Insurance Company................................................................B-2
     Jefferson National Life Separate Account L...............................................................B-2
     Services.................................................................................................B-2
     Distributor..............................................................................................B-2
     Net Amount of Risk.......................................................................................B-3
     Guideline Premium Test: Death Benefit Percentages........................................................B-4
     Maximum Surrender Charges................................................................................B-5
     [Performance Information]................................................................................B-5
     Legal Matters............................................................................................B-5
     Independent Accountants..................................................................................B-5
     Financial Statements.....................................................................................B-5

The date of this SAI is May 1, 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
     Jefferson National was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company. Prior to October 7, 1998, we were known as Great American Reserve Insurance Company.
     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.
     Jefferson National is a wholly-owned subsidiary of JNF Holding Company. JNF Holding Company is wholly-owned subsidiary of Inviva, Inc. Inviva, Inc., is a wholly-owned subsidiary of Inviva, L.L.C.

JEFFERSON NATIONAL LIFE SEPARATE ACCOUNT L
     We established the Separate Account under Texas law by resolution of our board of directors on February 22, 2000. We registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 on January 10, 2001.

SERVICES
     Liberty Insurance Services [TO BE COMPLETED BY AMENDMENT]

DISTRIBUTOR
     Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the policies. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the policies for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.
     Conseco Equity Sales, Inc. (CES), acted as the distributor of the policies prior to May 1, 2003. For the past three fiscal years of the Separate Account, the aggregate dollar amount of underwriting commissions paid to CES was $_________, $ ___________, and $___________. Of those amounts, $_________,
$________ and $________ , respectively, were retained by CES.

     Commissions are based on "target" premiums we determine. The commission we pay varies with the agreement in place but, for the Jefferson National Life Variable Universal Life Plus policy, a common commission schedule we pay is:
-    45% of premiums paid up to the target premium in the first policy year
-    1.5% of premiums in excess of the target premium in the first policy year
-    1.5% of premiums received in policy years 2-10
-    2% of premiums received in policy years 11 and beyond.

For the Jefferson National Life Variable Universal Life policy, a common commission schedule we pay is:
-    90% of premiums paid up to the target premium in the first policy year
-    3% of premiums in excess of the target premium in the first policy year
-    3% of premiums received in policy years 2-10
-    2% of premiums received in policy years 11 and beyond.

     We may pay broker-dealers a quarterly renewal commission on the policy's unloaned accumulation value. We may also pay wholesaler fees, marketing and training allowances, bonuses, and other override payments. Registered representatives who meet certain sales levels may qualify for incentive programs, educational seminars, reward trips, and merchandise. We may also offer deferred compensation programs for qualified registered representatives.

NET AMOUNT AT RISK
     The Net Amount at Risk is the portion of the death benefit of your policy on which you pay cost of insurance charges. It is the amount, as of each monthly anniversary, used to calculate the cost of insurance charge for the month. The Net Amount at Risk is affected by factors such as the applicable death benefit option, the applicable percentage corridor set forth in section 7702 of the Internal Revenue Code, the amount and timing of premium payments, subaccount investment performance, fees and charges assessed, partial withdrawals, policy loans and changes to the specified amount. The Net Amount at Risk for each death benefit option is calculated as follows:

- Option A, Not in Corridor - The Net Amount at Risk is equal to (Specified Amount) minus (Accumulation Value) plus (Determinate Charges) divided by (Interest Factor).
- Option B, Not in Corridor - The Net Amount at Risk is equal to (Specified Amount) divided by (Interest Factor).
- Option C, Not in Corridor - The Net Amount at Risk is equal to (Specified Amount) plus (Premium paid) minus (Withdrawals not including surrender charges) minus (Accumulation Value) plus (Determinate Charges) divided by (Interest Factor).
- Option A, B, or C, in Corridor - The Net Amount at Risk is equal to the (Accumulation Value) minus (Determinate charges) multiplied by (7702 percentage) minus (Accumulation Value) plus (Determinate Charges) divided by (Interest Factor).

     DEFINITIONS APPLICABLE TO THE NET AMOUNT AT RISK FORMULAS
- Determinate charges - Monthly deduction charges except for the cost of insurance.
- 7702 Percentage - The Corridor Percentage for policies under the Guideline Premium Test Option and the Net Single Premium Percentage for policies under the Cash Value Test Option.
- Interest Factor - The monthly equivalent of the 4% guaranteed interest rate under the fixed account.
- Accumulation Value - The Accumulation Value at the beginning of the month before any charges are deducted.

GUIDELINE PREMIUM TEST: DEATH BENEFIT PERCENTAGES

     Under the guideline premium test of section 7702 of the Internal Revenue Code, the guideline minimum death benefit is the accumulation value of your policy times a death benefit percentage. The death benefit percentage varies by the attained age of the insured at the start of the policy year. These percentages start at 250% for a person younger than 40 and decrease to 101% as the age increases. The percentages are shown in the table below.

AGE           PERCENTAGE         AGE           PERCENTAGE          AGE          PERCENTAGE
------------------------------------------------------------------------------------------
 0                250%            34              250%              67             118%
 1                250             35              250               68             117
 2                250             36              250               69             116
 3                250             37              250               70             115
 4                250             38              250               71             113
 5                250             39              250               72             111
 6                250             40              250               73             109
 7                250             41              243               74             107
 8                250             42              236               75             105
 9                250             43              229               76             105
10                250             44              222               77             105
11                250             45              215               78             105
12                250             46              209               79             105
13                250             47              203               80             105
14                250             48              197               81             105
15                250             49              191               82             105
16                250             50              185               83             105
17                250             51              178               84             105
18                250             52              171               85             105
19                250             53              164               86             105
20                250             54              157               87             105
21                250             55              150               88             105
22                250             56              146               89             105
23                250             57              142               90             105

24                250             58              138               91             104
25                250             59              134               92             103
26                250             60              130               93             102
27                250             61              128               94             101
28                250             62              126               95             101
29                250             63              124               96             101
30                250             64              122               97             101
31                250             65              120               98             101
32                250             66              119               99+            101
33                250

MAXIMUM SURRENDER CHARGES
     The table below lists the maximum surrender charge per $1,000 of specified amount for a standard rate class for all ages within the age range. Charges will vary from those shown for different rate classes. The maximum surrender charge for some ages within the range will be smaller.

                      MAXIMUM SURRENDER CHARGES PER $1,000

                    MALE                   FEMALE
ISSUE         NON-                    NON-
 AGE         SMOKER     SMOKER       SMOKER      SMOKER
--------------------------------------------------------
0-9          7.7368       N/A         7.1803       N/A
10-19        9.3186     10.8152       8.5691      9.2989
20-29       14.2241     16.4843      13.2147     14.3494
30-39       19.3360     22.4727      17.9322     19.5053
40-49       25.4675     30.5441      22.9722     25.2916
50-59       35.7276     43.7651      30.8247     33.9564
60-69       55.4572     67.7685      45.9482     50.2643
70-80       98.3533    116.0200      80.9063     87.2664

PERFORMANCE INFORMATION

[TO BE COMPLETED BY AMENDMENT]

INDEPENDENT ACCOUNTANTS
     The financial statements of Jefferson National and the Separate Account included in this SAI have been audited by _________ independent accountants for the periods indicated in their reports as stated in their opinion, given on the authority of such firm as experts in auditing and accounting. The principal place of business of _________ is _________.

FINANCIAL STATEMENTS
     We have included the following financial statements of Jefferson National and the Separate Account in this SAI:

Jefferson National:

Separate Account:

     You should distinguish the consolidated financial statements of Jefferson National from the financial statements of the Separate Account. Please consider the financial statements of Jefferson National only as bearing on our ability to meet our obligations under the policies. You should not consider the financial statements of Jefferson National as affecting the investment performance of the assets held in the Separate Account.

[TO BE FILED BY AMENDMENT]

                            PART C: OTHER INFORMATION

ITEM 27.  EXHIBITS

(a) Resolution of the Board of Directors of the Depositor dated February 22, 2000. Previously filed as Exhibit 1.A.(1) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(b)       Not Applicable.

(c)(1) Conseco Variable Insurance Company Compensation Schedule - Variable Universal Life. Previously filed as Exhibit 1.A.(3)(c) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(c)(2) Conseco Variable Insurance Company Compensation Schedule - Variable Universal Life Plus. Previously filed as Exhibit 1.A.(3)(d) on May 15, 2002 with Post-Effective Amendment No. 2 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(d)(1) Conseco Variable Universal Life Policy. Previously filed as Exhibit 1.A.(5)(a) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(2) No Lapse Guarantee Rider. Previously filed as Exhibit 1.A.(5)(b) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(3) Accelerated Death Benefit Rider. Previously filed as Exhibit 1.A.(5)(c) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(4) Life Insurance Protection Rider. Previously filed as Exhibit 1.A.(5)(d) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(5) Reduced Protection Rider. Previously filed as Exhibit 1.A.(5)(e) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(6) Spouse Rider. Previously filed as Exhibit 1.A.(5)(f) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(7) Children's Level Term Insurance Rider. Previously filed as Exhibit 1.A.(5)(g) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(8)    Unemployment Waiver of Cost of Insurance Rider. Previously filed as
          Exhibit 1.A.(5)(h) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(9) Waiver of Planned Periodic Premium Rider. Previously filed as Exhibit 1.A.(5)(i) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(10) Accidental Death Rider. Previously filed as Exhibit 1.A.(5)(j) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(11) Exchange of Insured Rider. Previously filed as Exhibit 1.A.(5)(k) on January 10, 2001 to Form N-

          8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(12) Disability Income Rider. Previously filed as Exhibit 1.A.(5)(l) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(13) Guaranteed Insurability Rider. Previously filed as Exhibit 1.A.(5)(m) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(14) Estate Preservation Rider. Previously filed as Exhibit 1.A.(5)(n) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(15) Policy Split Option Rider. Previously filed as Exhibit 1.A.(5)(o) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(16) Joint Term Insurance Rider. Previously filed as Exhibit 1.A.(5)(p) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(d)(17)   Conseco Variable Universal Life Plus Policy. Previously filed as
          Exhibit 1.A.(5)(q) on May 15, 2002 with Post-Effective Amendment No. 2 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(e) Form of Application. Previously filed as Exhibit A.(10) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(f)(1) Certificate of Incorporation. Previously filed as Exhibit 1.A.(6)(a) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(f)(2)    Bylaws of Conseco Variable Life Insurance Company. Previously filed as
          Exhibit 1.A.(6)(b) on January 10, 2001 to Form N-8B-2 for Conseco Variable Insurance Company Separate Account L, Registration No. 811-10271.

(g)       Reinsurance Contracts. To be filed by amendment.

(h)(1) Form of Fund Participation Agreement between The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated. Previously filed as Exhibit 1.A.(9)(a) on February 3, 1998 to Form N-4 for Great American Reserve Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(2) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC. Previously filed as Exhibit 1.A.(9)(b) on February 3, 1998 to Form N-4 for Great American Reserve Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(3) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp. Previously filed as Exhibit 1.A.(9)(c) on February 3, 1998 to Form N-4 for Great American Reserve Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(4) Form of Fund Participation between Great American Reserve Insurance Company Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. Previously filed as Exhibit 1.A.(9)(d) on February 3, 1998 to Form N-4 for Great American Reserve Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(5) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett and Co., and Great American Reserve Insurance Company. Previously filed as Exhibit 1.A.(9)(e) on

          February 3, 1998 to Form N-4 for Great American Reserve Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(6) Form of Fund Participation Agreement between American Century Investment Services, Inc. and Great American Reserve Insurance Company. Previously filed as Exhibit 1.A.(9)(f) on February 3, 1998 to Form N-4 for Great American Reserve Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(7) Form of Fund Participation Agreement between INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Conseco Variable Insurance Company. Previously filed as Exhibit 1.A.(9)(g) on January 23, 1996 to Form N-4 for Great American Reserve Variable Annuity Account G, Registration Nos. 333-00373 and 811-07501.

(h)(8) Form of Fund Participation Agreement between Rydex Variable Trust and Conseco Variable Insurance Company. Previously filed as Exhibit 1.A.(9)(h) on April 28, 2000 with Post-Effective Amendment No. 1 to Form N-4 for Conseco Variable Annuity Account H, Registration Nos. 333-90737 and 811-09693.

(h)(9) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and Conseco Variable Insurance Company. Previously filed as Exhibit 1.A.(9)(i) on December 29, 2000 with Post-Effective Amendment No. 7 to Form N-4 for Conseco Variable Annuity Account F, Registration Nos. 333-40309 and 811-08483.

(h)(10) Form of Fund Participation Agreement between Seligman Portfolios, Inc. and the Conseco Variable Insurance Company. Previously filed as Exhibit (9)(j) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(11) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc. and Conseco Variable Insurance Company. Previously filed as Exhibit (9)(k) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(12) Form of Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management, Inc., and Great American Reserve Insurance Company. Previously filed as Exhibit (9)(l) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(13) Form of Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc., and Conseco Variable Insurance Company. Previously filed as Exhibit (9)(m) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(14) Form of Fund Participation Agreement between Conseco Variable Insurance Company and each of Dreyfus Variable Investment Fund, the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc., and Dreyfus Investment Portfolios. Previously filed as Exhibit (9)(n) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(15) Form of Fund Participation Agreement between Conseco Variable Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc. Previously filed as Exhibit (9)(o) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(16) Form of Fund Participation Agreement between Business Men's Assurance Company of America, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc. Previously filed as Exhibit (9)(p) on June

          4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(h)(17) Form of Fund Participation Agreement (Conseco Capital Management, Inc.). Previously filed as Exhibit (9)(j) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

(i)       Administrative Contracts. To be filed by amendment.

(j)       Not Applicable.

(k) Opinion and consent of counsel regarding the legality of securities being registered. To be filed by amendment.

(l)       Not Applicable.

(m)       Not Applicable.

(n)       Not Applicable.

(o)       Not Applicable.

(p)       Not Applicable.

(q) Memorandum Describing Issuance, Transfer and Redemption Procedures. Previously filed as Exhibit (9)(j) on June 4, 2001 with Pre-Effective Amendment No. 1 to Form S-6 for Conseco Variable Insurance Company Separate Account L, Registration No. 333-53462.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The name, position and business address of each executive officer and director of Jefferson National Life Insurance Company are set forth below.

                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
             David Smilow                 Director, Chairman of the Board and   435 Hudson Street, 2nd Floor
                                                Chief Executive Officer         New York, NY  10014

          Tracey Hecht Smilow              Director and Vice Chairman of the    435 Hudson Street, 2nd Floor
                                                         Board                  New York, NY  10014

             Shane Gleeson                      Director and President          9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Dean Kehler                              Director                 CIBC World Markets
                                                                                425 Lexington Avenue
                                                                                3rd Floor
                                                                                New York, NY

             Thomas Leaton                             Director                 305 Roosevelt Ct., NE
                                                                                Vienna, VA 22180

            Mark Singleton                      Chief Financial Officer         435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

            Craig A. Hawley                  General Counsel and Secretary      9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Gary Thomas                            Chief Actuary              9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

             Greg Goulding                      Chief Corporate Actuary         9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Todd Solash                    Director of Sales & Marketing      435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

              Eric Solash                              Treasurer                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

            Mary Kaczmarek                  Director - Strategic Relations      435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

             Chris Tosney                      Director - Administration        9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              John Smith                   Director - Information Technology    9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

             Martin Catron                            Controller                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

             Martha Reesor                         Chief Underwriter            9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Simon Walsh                        Director - Marketing           9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Bob Mittel                    Director - Business Development     9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

 -------------------------------
  David Smilow and Tracey Hecht
   Smilow and Family Members
 -------------------------------
             |
             |
             |    100%                           -----------------------------
    -------------------                          Inviva, Inc. Management and
    Inviva, L.L.C. (CA)                                     Employees
    -------------------                          -----------------------------
             |     78%                                          |   22%
             |                                                  |
             |                                                  |
    -------------------------------------------------------------------------
                             Inviva, Inc. (DE)
    -------------------------------------------------------------------------
                                    |
                                    |
                                    |
             ----------------------------------------------------
             |                      |                            |
      100%   |                      |     100%                   |  100%
    -------------------      -----------------        ------------------
        Life Holding         Inviva Securities           JNF Holding
     Company, Inc. (DE)       Corporation (DE)        Company, Inc. (DE)
    -------------------      -----------------        ------------------
            |                                                 |
      100%  |                                100%             |
---------------------------                 ---------------------------------
The American Life Insurance                 Jefferson National Life Insurance
  Company of New York (NY)                          Company (TX)
---------------------------                 ---------------------------------

ITEM 30.  INDEMNIFICATION

          The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5                   Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account C     Jefferson National Life Annuity Account I
Jefferson National Life Annuity Account E     Jefferson National Life Advisor Variable Annuity Account
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the policies. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

                           NAME                                               POSITIONS AND OFFICES
                      Craig A. Hawley                                       President, General Counsel
                                                                                  and Secretary

                       Shane Gleeson                                                 Director

                       Bob Jefferson                                                 Director

                   Edward J. O'Brien, IV                                     Chief Financial Officer

(c)

   Name of Principal        Net Underwriting        Compensation on      Brokerage Commissions      Compensation*
      Underwriter             Discounts and          Redemption or
                               Commissions           Annuitization
Inviva Securities                ____                   ____                    ____                   ____
Corporation

*Fees paid by Inviva for serving as underwriter

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

          Each account, book, or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 33.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 34.  FEE REPRESENTATION

          Jefferson National Life Insurance Company represents that the fees and charges to be deducted under the variable life insurance policy ("Policy") described in the prospectus contained in the registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Post-Effective Amendment No. 3 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 28th day of February 2003.

                          JEFFERSON NATIONAL LIFE SEPARATE ACCOUNT L
                          (Registrant)

                          JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                          (Depositor)

                          By:      /s/ DAVID SMILOW
                                   -----------------------------------
                                       Name:    David Smilow
                                       Title:   Chairman of the Board and
                                                Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                       DATE
---------------------------                 -----------------------------------         ------------------
/s/ David Smilow                            Chairman of the Board and                   February 28, 2003
------------------                          Chief Executive Officer
Name:    David Smilow

/s/ Tracey Hecht                            Director                                    February 28, 2003
------------------
Name:    Tracey Hecht

/s/ Shane Gleeson                           Director                                    February 28, 2003
-------------------
Name:    Shane Gleeson

/s/ Dean Kehler                             Director                                    February 28, 2003
-----------------
Name: Dean Kehler

/s/ Thomas Leaton                           Director                                    February 28, 2003
-------------------
Name:    Thomas Leaton

/s/ Mark Singleton                          Chief Financial Officer                     February 28, 2003
--------------------
Name:    Mark Singleton